UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22652
First Trust Variable Insurance Trust
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630)-765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust/Dow Jones Dividend
& Income Allocation Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This semi-annual shareholder report contains important information about the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDJDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	$60	1.18%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$733,469,999
Total number of portfolio holdings	436
Portfolio turnover rate	45%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	51.6%
Corporate Bonds and Notes	41.8%
Foreign Corporate Bonds and Notes	5.5%
Money Market Funds	0.6%
U.S. Government Bonds and Notes	0.1%
Net Other Assets and Liabilities	0.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTDJDI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Dow Jones U.S. Total Stock Market IndexSM, Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM and Dow Jones Composite AverageTM are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust Advisors L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Advisors L.P. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Total Stock Market IndexSM, Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM and Dow Jones Composite AverageTM.
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I)
First Trust Multi Income
Allocation Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This semi-annual shareholder report contains important information about the First Trust Multi Income Allocation Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTMII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Income Allocation Portfolio - Class I	$42(1)	0.82%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$17,237,601
Total number of portfolio holdings	178
Portfolio turnover rate	19%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Senior Loan Fund	12.5%
First Trust Preferred Securities and Income ETF	8.7%
First Trust Tactical High Yield ETF	8.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.7%
First Trust Intermediate Government Opportunities ETF	3.6%
iShares 7-10 Year Treasury Bond ETF	2.2%
First Trust Limited Duration Investment Grade Corporate ETF	2.1%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51%	1.8%
iShares MBS ETF	1.1%
Enterprise Products Partners, L.P.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTMII to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Multi Income Allocation Portfolio (Class I)
First Trust Dorsey Wright
Tactical Core Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDWTCI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Tactical Core Portfolio - Class I	$37(1)	0.70%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$60,408,037
Total number of portfolio holdings	21
Portfolio turnover rate	95%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Nasdaq Semiconductor ETF	11.2%
First Trust Large Cap Growth AlphaDEX® Fund	8.0%
First Trust Large Cap Core AlphaDEX® Fund	7.5%
First Trust Mid Cap Growth AlphaDEX® Fund	7.3%
First Trust NYSE® Arca® Biotechnology Index Fund	7.0%
First Trust Emerging Markets AlphaDEX® Fund	6.1%
First Trust Developed Markets ex-US AlphaDEX® Fund	6.1%
First Trust Nasdaq Transportation ETF	6.1%
iShares Core U.S. Aggregate Bond ETF	5.4%
First Trust NASDAQ-100-Technology Sector Index Fund	5.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTDWTCI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Other Information
The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the "Index") which is determined, composed and calculated by Dorsey Wright, or its agent, without regard to First Trust or the Fund. Dorsey Wright has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Dorsey Wright is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Fund.
First Trust Dorsey Wright Tactical Core Portfolio (Class I)
First Trust Capital
Strength® Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This semi-annual shareholder report contains important information about the First Trust Capital Strength® Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTACSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Portfolio - Class I	$55	1.10%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$202,342,529
Total number of portfolio holdings	52
Portfolio turnover rate	49%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cisco Systems, Inc.	2.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51%	2.7%
Monster Beverage Corp.	2.5%
T. Rowe Price Group, Inc.	2.3%
Automatic Data Processing, Inc.	2.2%
Cincinnati Financial Corp.	2.2%
Agilent Technologies, Inc.	2.1%
Johnson & Johnson	2.1%
Union Pacific Corp.	2.1%
Visa, Inc., Class A	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTACSI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Capital Strength® Portfolio (Class I)
First Trust International
Developed Capital Strength® Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This semi-annual shareholder report contains important information about the First Trust International Developed Capital Strength® Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTAIDCSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® Portfolio - Class I	$61	1.20%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$41,320,936
Total number of portfolio holdings	52
Portfolio turnover rate	40%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51%	3.0%
Great-West Lifeco, Inc.	2.4%
Poste Italiane S.p.A.	2.4%
Aristocrat Leisure Ltd.	2.3%
Royal Bank of Canada	2.2%
Toronto-Dominion Bank (The)	2.2%
Compass Group PLC	2.2%
DBS Group Holdings Ltd.	2.2%
ABB Ltd.	2.2%
Givaudan S.A.	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTAIDCSI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The International Developed Capital Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust International Developed Capital Strength® Portfolio (Class I)
First Trust Growth
StrengthTM Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This semi-annual shareholder report contains important information about the First Trust Growth StrengthTM Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTGSTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM Portfolio - Class I	$61	1.20%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$43,120,723
Total number of portfolio holdings	51
Portfolio turnover rate	57%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Palo Alto Networks, Inc.	4.0%
Fortinet, Inc.	3.7%
Eli Lilly & Co.	2.5%
Neurocrine Biosciences, Inc.	2.5%
Monster Beverage Corp.	2.4%
Cadence Design Systems, Inc.	2.3%
Amphenol Corp., Class A	2.3%
Incyte Corp.	2.3%
Cummins, Inc.	2.2%
Cincinnati Financial Corp.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTGSTI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Growth Strength™ Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Growth StrengthTM Portfolio (Class I)
First Trust Capital Strength®
Hedged Equity Portfolio
Class I
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026
This semi-annual shareholder report contains important information about the First Trust Capital Strength® Hedged Equity Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTCSHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Hedged Equity Portfolio - Class I	$62	1.25%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$17,305,614
Total number of portfolio holdings	58
Portfolio turnover rate	52%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	101.3%
Money Market Funds	0.2%
Put Options Purchased	0.1%
Call Options Written	(2.2)%
Put Options Written	(0.0)%
Net Other Assets and Liabilities	0.6%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/VA/FTCSHI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Capital Strength® Hedged Equity Portfolio (Class I)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Variable Insurance Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust Variable Insurance Trust
Semi-Annual Financial Statements and Other Information
For the Six Months Ended
June 30, 2026

Table of Contents
First Trust Variable Insurance Trust
Semi-Annual Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that any series (individually called a “Fund” and collectively the “Funds”) of the First Trust Variable Insurance Trust will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by each Fund will decline and that the value of a Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in each Fund. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 51.6%
	Aerospace & Defense – 1.4%
7,106	General Dynamics Corp.	$2,517,229
8,594	General Electric Co.	3,211,835
3,573	Northrop Grumman Corp.	1,819,765
6,813	Woodward, Inc.	2,898,523
		10,447,352
	Air Freight & Logistics – 0.4%
17,025	Expeditors International of Washington, Inc.	2,774,734
	Automobile Components – 0.4%
23,188	Autoliv, Inc.	2,693,750
	Banks – 8.7%
18,442	1st Source Corp.	1,504,498
26,604	Amalgamated Financial Corp.	1,221,124
22,474	BancFirst Corp.	2,497,536
18,056	Bank First Corp.	2,678,608
53,137	Bank OZK	2,767,906
32,567	Byline Bancorp, Inc.	1,226,473
20,404	City Holding Co.	2,706,387
49,563	Commerce Bancshares, Inc.	2,862,263
17,789	Cullen/Frost Bankers, Inc.	2,748,756
22,842	East West Bancorp, Inc.	2,948,674
45,066	Enterprise Financial Services Corp.	2,968,948
114,164	First BanCorp	2,976,255
41,483	German American Bancorp, Inc.	1,968,783
38,348	Hancock Whitney Corp.	2,865,363
68,077	Hilltop Holdings, Inc.	2,640,026
90,548	Home BancShares, Inc.	2,585,145
36,232	International Bancshares Corp.	2,751,820
8,290	JPMorgan Chase & Co.	2,713,566
62,269	National Bank Holdings Corp., Class A	2,766,612
60,267	OFG Bancorp	2,957,302
76,035	Old Second Bancorp, Inc.	1,773,136
14,920	Park National Corp.	2,730,211
18,173	Popular, Inc.	2,983,643
14,876	Preferred Bank	1,580,724
93,356	Regions Financial Corp.	2,819,351
26,553	Westamerica BanCorp	1,557,864
		63,800,974
	Beverages – 0.3%
15,702	PepsiCo, Inc.	2,126,051
	Broadline Retail – 0.3%
4,262	Dillard’s, Inc., Class A	2,252,126
	Building Products – 1.0%
36,980	A.O. Smith Corp.	2,319,386
14,795	Armstrong World Industries, Inc.	2,373,414
5,851	Trane Technologies PLC	2,873,777
		7,566,577
	Capital Markets – 4.8%
5,486	Ameriprise Financial, Inc.	2,516,757
67,012	Artisan Partners Asset Management, Inc., Class A	2,313,924
20,555	Bank of New York Mellon (The) Corp.	2,972,459
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
8,674	Cboe Global Markets, Inc.	$2,104,920
8,257	CME Group, Inc.	1,823,393
11,239	FactSet Research Systems, Inc.	2,585,869
42,999	Federated Hermes, Inc.	2,374,405
31,856	Piper Sandler Cos.	2,304,463
16,843	Raymond James Financial, Inc.	2,560,641
31,075	SEI Investments Co.	2,725,588
32,988	Stifel Financial Corp.	2,301,573
27,053	T. Rowe Price Group, Inc.	3,075,656
20,725	Tradeweb Markets, Inc., Class A	2,065,454
37,241	Victory Capital Holdings, Inc., Class A	3,130,478
		34,855,580
	Chemicals – 1.1%
33,394	Innospec, Inc.	2,717,938
4,918	Linde PLC	2,552,147
3,805	NewMarket Corp.	3,010,668
		8,280,753
	Commercial Services & Supplies – 0.6%
14,416	Cintas Corp.	2,451,873
45,656	Rollins, Inc.	1,905,682
		4,357,555
	Construction & Engineering – 0.4%
3,303	EMCOR Group, Inc.	2,741,094
	Consumer Finance – 0.4%
8,061	American Express Co.	2,726,633
	Consumer Staples Distribution & Retail – 1.7%
143,106	Albertsons Cos., Inc., Class A	1,936,224
3,349	Casey’s General Stores, Inc.	2,661,752
2,447	Costco Wholesale Corp.	2,289,095
16,203	PriceSmart, Inc.	3,165,094
19,620	Walmart, Inc.	2,222,161
		12,274,326
	Containers & Packaging – 0.6%
19,350	AptarGroup, Inc.	2,422,620
14,121	Avery Dennison Corp.	2,292,544
		4,715,164
	Diversified Telecommunication Services – 0.3%
84,937	Comcast Corp., Class A	2,085,203
	Electric Utilities – 0.3%
27,783	Otter Tail Corp.	2,499,914
	Electrical Equipment – 0.8%
8,701	Acuity Brands, Inc.	3,277,319
11,375	AMETEK, Inc.	2,752,067
		6,029,386
	Electronic Equipment, Instruments & Components – 1.3%
19,300	Amphenol Corp., Class A	3,402,976
16,005	Badger Meter, Inc.	2,374,822
15,400	PC Connection, Inc.	1,124,046
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
11,667	TE Connectivity PLC	$2,352,184
		9,254,028
	Financial Services – 2.6%
41,727	Essent Group Ltd.	2,682,211
15,428	Jack Henry & Associates, Inc.	2,125,053
4,882	Mastercard, Inc., Class A	2,507,395
92,896	MGIC Investment Corp.	2,619,667
73,716	Radian Group, Inc.	2,776,882
8,067	Visa, Inc., Class A	2,767,707
35,694	Voya Financial, Inc.	3,231,378
		18,710,293
	Food Products – 1.2%
65,514	General Mills, Inc.	2,279,887
21,644	Ingredion, Inc.	2,049,903
30,763	J&J Snack Foods Corp.	2,259,543
17,627	Marzetti (The) Company	2,012,298
		8,601,631
	Health Care Equipment & Supplies – 0.6%
23,750	Abbott Laboratories	2,155,075
11,028	STERIS PLC	2,322,166
		4,477,241
	Health Care Providers & Services – 0.4%
6,456	Chemed Corp.	3,006,817
	Health Care REITs – 0.4%
66,534	CareTrust REIT, Inc.	2,684,647
	Hotel & Resort REITs – 0.5%
26,428	Ryman Hospitality Properties, Inc.	3,397,319
	Hotels, Restaurants & Leisure – 1.1%
29,671	Boyd Gaming Corp.	2,620,840
12,437	Darden Restaurants, Inc.	2,562,146
14,764	Texas Roadhouse, Inc.	2,852,848
		8,035,834
	Household Durables – 0.7%
10,510	Garmin Ltd.	2,496,545
20,733	PulteGroup, Inc.	2,844,775
		5,341,320
	Household Products – 0.3%
16,881	Procter & Gamble (The) Co.	2,475,430
	Insurance – 8.4%
22,227	Aflac, Inc.	2,606,116
11,760	Allstate (The) Corp.	2,798,174
32,404	American International Group, Inc.	2,415,070
7,555	Aon PLC, Class A	2,505,918
11,196	Assurant, Inc.	3,006,462
29,927	Assured Guaranty Ltd.	2,398,948
24,045	Axis Capital Holdings Ltd.	2,583,395
7,481	Chubb Ltd.	2,549,076
15,497	Cincinnati Financial Corp.	2,869,115
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
53,103	CNA Financial Corp.	$2,581,337
7,460	Everest Group Ltd.	2,664,936
17,520	Globe Life, Inc.	3,130,474
14,067	Hanover Insurance Group (The), Inc.	3,012,026
18,033	Hartford Insurance Group (The), Inc.	2,389,733
14,059	Marsh & McLennan Cos., Inc.	2,343,214
61,116	Old Republic International Corp.	2,500,867
9,734	Primerica, Inc.	2,766,403
27,062	Principal Financial Group, Inc.	2,916,742
12,301	Progressive (The) Corp.	2,687,153
8,203	RenaissanceRe Holdings Ltd.	2,599,531
32,346	Selective Insurance Group, Inc.	3,137,885
8,360	Travelers (The) Cos., Inc.	2,759,803
36,791	W.R. Berkley Corp.	2,594,869
		61,817,247
	IT Services – 0.4%
12,298	Accenture PLC, Class A	1,530,363
39,748	Cognizant Technology Solutions Corp., Class A	1,539,440
		3,069,803
	Machinery – 2.6%
28,732	Donaldson Co., Inc.	2,579,272
26,458	Franklin Electric Co., Inc.	2,836,033
28,807	Graco, Inc.	2,178,097
22,009	Mueller Industries, Inc.	2,705,566
6,713	Snap-on, Inc.	2,701,311
9,756	Wabtec Corp.	2,630,218
8,401	Watts Water Technologies, Inc., Class A	3,288,572
		18,919,069
	Media – 0.3%
29,123	New York Times (The) Co., Class A	2,038,028
	Metals & Mining – 0.4%
8,023	Reliance, Inc.	2,997,393
	Mortgage Real Estate Investment Trusts – 0.3%
191,105	Dynex Capital, Inc.	2,505,387
	Oil, Gas & Consumable Fuels – 0.9%
8,594	Cheniere Energy, Inc.	2,054,052
33,460	International Seaways, Inc.	2,562,701
77,239	Magnolia Oil & Gas Corp., Class A	1,975,774
		6,592,527
	Professional Services – 2.2%
12,002	Automatic Data Processing, Inc.	2,687,848
15,009	Broadridge Financial Solutions, Inc.	2,055,483
15,063	CRA International, Inc.	2,143,465
65,465	Genpact Ltd.	1,800,287
38,738	Korn Ferry	2,579,176
26,472	Paychex, Inc.	2,602,992
12,850	Verisk Analytics, Inc.	2,306,960
		16,176,211
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 0.6%
40,602	Dolby Laboratories, Inc., Class A	$2,134,853
6,587	Microsoft Corp.	2,457,083
		4,591,936
	Specialized REITs – 0.3%
118,260	Rayonier, Inc.	2,516,573
	Specialty Retail – 1.0%
16,309	Penske Automotive Group, Inc.	2,918,496
11,258	Ross Stores, Inc.	2,396,265
15,270	TJX (The) Cos., Inc.	2,313,405
		7,628,166
	Trading Companies & Distributors – 1.6%
9,191	Applied Industrial Technologies, Inc.	3,107,937
52,553	Fastenal Co.	2,524,120
26,428	MSC Industrial Direct Co., Inc., Class A	3,143,611
2,237	W.W. Grainger, Inc.	3,043,215
		11,818,883
	Total Common Stocks	378,882,955
	(Cost $334,055,860)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 41.8%
	Aerospace & Defense – 2.0%
$2,000,000	Boeing (The) Co.	3.55%	03/01/38	1,678,065
1,000,000	Boeing (The) Co.	5.81%	05/01/50	988,596
725,000	Honeywell Aerospace, Inc. (a)	4.60%	03/16/33	711,920
500,000	Northrop Grumman Corp.	5.05%	11/15/40	482,317
750,000	Northrop Grumman Corp.	4.03%	10/15/47	597,783
250,000	Northrop Grumman Corp.	5.25%	05/01/50	235,377
1,000,000	Northrop Grumman Corp.	4.95%	03/15/53	895,915
2,500,000	Northrop Grumman Corp.	5.20%	06/01/54	2,334,512
500,000	RTX Corp.	5.75%	01/15/29	515,147
1,000,000	RTX Corp.	6.00%	03/15/31	1,055,584
1,500,000	RTX Corp.	3.13%	07/01/50	1,001,916
1,000,000	RTX Corp.	2.82%	09/01/51	620,821
2,500,000	RTX Corp.	5.38%	02/27/53	2,395,551
1,000,000	RTX Corp.	6.40%	03/15/54	1,098,399
				14,611,903
	Air Freight & Logistics – 0.1%
750,000	FedEx Corp.	4.55%	04/01/46	655,460
	Banks – 8.5%
1,105,000	Bank of America Corp. (b)	5.20%	04/25/29	1,115,471
1,500,000	Bank of America Corp. (b)	4.27%	07/23/29	1,488,333
2,000,000	Bank of America Corp. (b)	4.70%	04/23/32	1,983,606
500,000	Bank of America Corp. (b)	2.57%	10/20/32	445,152
500,000	Bank of America Corp. (b)	4.57%	04/27/33	490,272
3,500,000	Bank of America Corp. (b)	5.29%	04/25/34	3,547,643
2,500,000	Bank of America Corp. (b)	5.47%	01/23/35	2,549,874
2,000,000	Bank of America Corp. (b)	5.05%	02/06/37	1,970,529
500,000	Bank of America Corp. (b)	4.08%	04/23/40	438,656
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,000,000	Bank of America Corp. (b)	2.68%	06/19/41	$726,276
1,000,000	Citibank, N.A. (b)	4.55%	06/18/29	999,076
1,000,000	Citibank, N.A. (b)	4.85%	06/18/32	999,505
1,250,000	Citigroup, Inc. (b)	4.95%	05/07/31	1,254,400
1,000,000	Citigroup, Inc. (b)	5.17%	09/11/36	994,795
2,000,000	First Citizens Bank & Trust Co. (b)	5.10%	07/13/29	2,002,953
1,000,000	JPMorgan Chase & Co. (b)	2.07%	06/01/29	953,488
1,000,000	JPMorgan Chase & Co. (b)	5.30%	07/24/29	1,013,120
2,475,000	JPMorgan Chase & Co. (b)	5.01%	01/23/30	2,492,067
1,000,000	JPMorgan Chase & Co. (b)	4.26%	10/22/31	977,862
1,500,000	JPMorgan Chase & Co. (b)	4.35%	01/22/32	1,469,769
1,000,000	JPMorgan Chase & Co. (b)	2.58%	04/22/32	901,447
1,000,000	JPMorgan Chase & Co. (b)	2.96%	01/25/33	905,576
1,000,000	JPMorgan Chase & Co. (b)	4.91%	07/25/33	999,066
1,000,000	JPMorgan Chase & Co. (b)	5.35%	06/01/34	1,017,075
1,000,000	JPMorgan Chase & Co. (b)	5.34%	01/23/35	1,015,309
1,500,000	JPMorgan Chase & Co. (b)	4.90%	01/22/37	1,461,226
1,000,000	JPMorgan Chase & Co. (b)	2.53%	11/19/41	709,468
1,500,000	PNC Financial Services Group (The), Inc. (b)	5.58%	06/12/29	1,527,552
2,500,000	PNC Financial Services Group (The), Inc. (b)	4.62%	10/26/29	2,494,329
1,000,000	PNC Financial Services Group (The), Inc. (b)	5.07%	01/24/34	1,001,378
1,000,000	Regions Bank (b)	4.76%	07/27/29	1,000,458
1,500,000	Truist Bank (b)	4.14%	10/23/29	1,482,626
2,000,000	Truist Financial Corp. (b)	7.16%	10/30/29	2,106,783
1,000,000	U.S. Bank N.A. (b)	4.54%	05/20/29	998,018
1,500,000	US Bancorp (b)	5.38%	01/23/30	1,525,675
1,000,000	US Bancorp (b)	5.42%	02/12/36	1,018,409
1,000,000	US Bancorp (b)	5.03%	01/26/37	986,112
1,000,000	Wells Fargo & Co. (b)	4.08%	09/15/29	986,077
2,000,000	Wells Fargo & Co. (b)	4.18%	01/23/30	1,974,030
1,000,000	Wells Fargo & Co. (b)	5.20%	01/23/30	1,011,360
1,000,000	Wells Fargo & Co. (b)	5.24%	01/24/31	1,013,823
1,000,000	Wells Fargo & Co. (b)	5.15%	04/23/31	1,010,670
1,000,000	Wells Fargo & Co. (b)	5.50%	01/23/35	1,019,638
3,000,000	Wells Fargo & Co. (b)	5.21%	12/03/35	2,995,848
1,000,000	Wells Fargo & Co. (b)	4.96%	01/23/37	976,646
2,000,000	Zions Bancorp N.A. (b)	4.48%	02/09/29	1,983,386
				62,034,832
	Beverages – 0.3%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	852,015
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,002,732
				1,854,747
	Biotechnology – 2.2%
2,000,000	AbbVie, Inc.	4.80%	03/15/29	2,015,896
2,000,000	AbbVie, Inc.	4.88%	03/15/30	2,022,426
1,000,000	AbbVie, Inc.	4.13%	03/15/31	979,039
275,000	AbbVie, Inc.	4.40%	11/06/42	241,915
300,000	AbbVie, Inc.	4.70%	05/14/45	269,059
250,000	AbbVie, Inc.	4.88%	11/14/48	224,802
1,000,000	AbbVie, Inc.	4.25%	11/21/49	816,898
1,000,000	AbbVie, Inc.	5.55%	03/15/56	984,525
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Biotechnology (Continued)
$1,000,000	Amgen, Inc.	4.20%	02/19/31	$980,853
1,000,000	Amgen, Inc.	4.85%	02/19/36	980,050
750,000	Amgen, Inc.	3.15%	02/21/40	585,095
1,000,000	Amgen, Inc.	2.80%	08/15/41	725,305
3,000,000	Amgen, Inc.	5.60%	03/02/43	2,983,532
1,000,000	Gilead Sciences, Inc.	4.60%	05/20/31	997,056
1,500,000	Gilead Sciences, Inc.	4.90%	05/20/34	1,497,923
				16,304,374
	Capital Markets – 4.2%
2,500,000	Goldman Sachs Group (The), Inc. (b)	4.48%	08/23/28	2,498,037
1,000,000	Goldman Sachs Group (The), Inc. (b)	4.59%	04/20/30	994,485
1,500,000	Goldman Sachs Group (The), Inc. (b)	5.73%	04/25/30	1,537,504
1,000,000	Goldman Sachs Group (The), Inc. (b)	4.37%	10/21/31	978,247
1,000,000	Goldman Sachs Group (The), Inc. (b)	1.99%	01/27/32	879,876
1,000,000	Goldman Sachs Group (The), Inc. (b)	2.62%	04/22/32	898,345
1,500,000	Goldman Sachs Group (The), Inc. (b)	2.65%	10/21/32	1,335,349
1,000,000	Goldman Sachs Group (The), Inc. (b)	5.07%	01/21/37	976,716
1,000,000	Goldman Sachs Group (The), Inc. (b)	2.91%	07/21/42	723,884
500,000	Goldman Sachs Group (The), Inc. (b)	3.44%	02/24/43	382,717
1,000,000	LSEG U.S. Fin Corp. (a)	4.50%	03/23/31	985,778
667,000	LSEG U.S. Fin Corp. (a)	5.25%	03/23/36	664,367
1,000,000	Morgan Stanley (b)	5.12%	02/01/29	1,006,203
2,000,000	Morgan Stanley (b)	5.16%	04/20/29	2,016,027
2,500,000	Morgan Stanley (b)	5.45%	07/20/29	2,533,358
500,000	Morgan Stanley (b)	4.43%	01/23/30	495,493
1,750,000	Morgan Stanley (b)	4.49%	01/16/32	1,716,374
1,667,000	Morgan Stanley (b)	4.81%	04/16/32	1,654,391
1,000,000	Morgan Stanley (b)	2.51%	10/20/32	884,237
2,000,000	Morgan Stanley (b)	5.25%	04/21/34	2,013,161
1,000,000	Morgan Stanley (b)	5.42%	07/21/34	1,015,890
500,000	Morgan Stanley (b)	4.46%	04/22/39	461,086
1,500,000	MSCI, Inc. (a)	4.00%	11/15/29	1,451,674
2,500,000	MSCI, Inc. (a)	3.88%	02/15/31	2,368,530
				30,471,729
	Chemicals – 0.1%
1,000,000	Ecolab, Inc.	5.35%	06/15/36	1,017,626
	Commercial Services & Supplies – 0.1%
1,000,000	Veralto Corp.	4.85%	01/15/32	998,666
	Construction Materials – 0.2%
1,125,000	CRH America Finance, Inc.	5.40%	05/21/34	1,144,059
	Consumer Finance – 0.8%
3,000,000	American Express Co. (b)	4.01%	02/09/29	2,973,974
1,000,000	American Express Co. (b)	5.53%	04/25/30	1,022,380
1,000,000	American Express Co. (b)	4.92%	07/20/33	999,724
1,000,000	American Express Co. (b)	4.80%	10/24/36	968,729
				5,964,807
	Containers & Packaging – 0.3%
1,000,000	Amcor Flexibles North America, Inc.	5.13%	03/12/36	982,642
1,000,000	Packaging Corp. of America	5.20%	08/15/35	1,002,070
				1,984,712
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services – 1.8%
$1,392,000	AT&T, Inc.	2.55%	12/01/33	$1,169,528
500,000	AT&T, Inc.	5.55%	11/01/45	470,136
1,186,000	AT&T, Inc.	3.50%	09/15/53	770,495
1,044,000	AT&T, Inc.	3.65%	09/15/59	667,752
1,000,000	Beacon Point DC LLC (a)	6.13%	11/30/42	1,008,991
1,000,000	Comcast Corp.	3.75%	04/01/40	799,750
500,000	Comcast Corp.	4.00%	08/15/47	363,110
1,333,000	QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC (a)	5.70%	04/15/36	1,267,892
1,000,000	Space Exploration Technologies Corp. (a)	6.60%	07/15/46	973,124
1,000,000	Space Exploration Technologies Corp. (a)	6.65%	07/15/56	965,416
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,098,395
1,650,000	Verizon Communications, Inc.	4.78%	02/15/35	1,596,757
500,000	Verizon Communications, Inc.	2.65%	11/20/40	353,539
500,000	Verizon Communications, Inc.	3.40%	03/22/41	386,667
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	695,082
1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	734,061
				13,320,695
	Electric Utilities – 6.6%
1,000,000	AEP Transmission Co., LLC	5.15%	04/01/34	1,007,434
900,000	AEP Transmission Co., LLC	4.25%	09/15/48	736,099
500,000	AEP Transmission Co., LLC	5.40%	03/15/53	479,077
2,000,000	AEP Transmission Co., LLC, Series N	2.75%	08/15/51	1,217,479
1,000,000	Alabama Power Co.	5.85%	11/15/33	1,050,779
2,542,000	American Transmission Systems, Inc. (a)	2.65%	01/15/32	2,276,974
1,000,000	Commonwealth Edison Co.	4.55%	06/01/31	993,909
1,000,000	Commonwealth Edison Co.	5.85%	06/01/56	1,010,199
2,000,000	Duke Energy Carolinas, LLC	5.35%	01/15/53	1,892,705
1,000,000	Duke Energy Carolinas, LLC	5.40%	01/15/54	953,425
267,000	Duke Energy Florida, LLC	4.85%	12/01/35	261,958
500,000	Duke Energy Florida, LLC	6.20%	11/15/53	529,362
455,000	Duke Energy Indiana, LLC, Series DDDD	4.95%	03/15/36	447,420
1,000,000	Duke Energy Progress, LLC	4.00%	04/01/52	765,265
2,000,000	FirstEnergy Pennsylvania Electric Co. (a)	4.15%	03/15/28	1,989,843
1,000,000	FirstEnergy Pennsylvania Electric Co. (a)	4.55%	03/15/31	993,798
1,500,000	FirstEnergy Transmission, LLC	4.55%	01/15/30	1,489,451
1,000,000	Florida Power & Light Co.	5.30%	06/15/34	1,020,660
2,000,000	Florida Power & Light Co.	5.69%	03/01/40	2,057,291
1,750,000	Florida Power & Light Co.	5.60%	06/15/54	1,718,257
1,000,000	Florida Power & Light Co.	5.75%	06/01/56	1,005,777
1,500,000	Florida Power & Light Co.	5.60%	02/15/66	1,445,269
500,000	Georgia Power Co.	4.60%	06/15/29	500,965
2,000,000	Georgia Power Co.	4.55%	03/15/30	1,995,530
1,250,000	Georgia Power Co.	4.85%	03/15/31	1,258,184
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	336,481
1,000,000	Indiana Michigan Power Co.	5.63%	04/01/53	983,110
1,000,000	Indiana Michigan Power Co.	5.60%	03/15/56	974,068
500,000	Indiana Michigan Power Co., Series L	3.75%	07/01/47	374,655
500,000	Northern States Power Co.	4.85%	05/15/36	491,792
1,250,000	Northern States Power Co.	5.40%	03/15/54	1,200,346
500,000	Northern States Power Co.	5.55%	05/15/56	487,893
1,000,000	NRG Energy, Inc. (a)	4.73%	10/15/30	988,332
1,000,000	NRG Energy, Inc. (a)	5.41%	10/15/35	983,490
2,000,000	Ohio Edison Co. (a)	5.50%	01/15/33	2,054,278
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$500,000	PECO Energy Co.	3.90%	03/01/48	$389,188
4,000,000	PECO Energy Co.	4.38%	08/15/52	3,276,837
1,500,000	Public Service Electric and Gas Co.	5.20%	03/01/34	1,520,819
500,000	Public Service Electric and Gas Co.	5.45%	08/01/53	482,640
1,750,000	Public Service Electric and Gas Co.	5.45%	03/01/54	1,692,773
1,000,000	Trans-Allegheny Interstate Line Co. (a)	5.00%	01/15/31	1,009,458
1,000,000	Virginia Electric and Power Co.	4.95%	03/15/36	979,206
500,000	Virginia Electric and Power Co.	5.60%	09/15/55	485,634
1,000,000	Virginia Electric and Power Co.	5.70%	03/15/56	982,949
				48,791,059
	Financial Services – 1.0%
1,250,000	Global Payments, Inc.	4.88%	11/15/30	1,229,129
2,250,000	Global Payments, Inc.	5.55%	11/15/35	2,182,233
2,000,000	Rocket Cos., Inc. (a)	6.13%	08/01/31	2,044,094
2,000,000	Rocket Cos., Inc. (a)	6.50%	06/15/34	2,053,859
				7,509,315
	Food Products – 1.1%
1,000,000	Conagra Brands, Inc.	5.00%	08/01/30	999,930
2,000,000	Conagra Brands, Inc.	5.30%	11/01/38	1,896,189
500,000	Conagra Brands, Inc.	5.40%	11/01/48	440,636
2,250,000	Kraft Heinz Foods Co.	5.50%	06/01/50	2,060,250
1,000,000	Mars, Inc. (a)	5.70%	05/01/55	985,862
2,000,000	The Campbell’s Company	5.40%	03/21/34	1,970,882
				8,353,749
	Ground Transportation – 0.3%
2,500,000	Union Pacific Corp.	4.95%	05/15/53	2,252,452
	Health Care Equipment & Supplies – 0.8%
2,350,000	Abbott Laboratories	4.90%	11/30/46	2,162,252
2,000,000	Medline Borrower, L.P. (a)	3.88%	04/01/29	1,943,288
1,500,000	Medline Borrower, L.P./Medline Co-Issuer, Inc. (a)	5.25%	06/15/33	1,492,002
				5,597,542
	Health Care Providers & Services – 3.7%
1,000,000	Centene Corp.	2.45%	07/15/28	950,772
2,450,000	Cigna (The) Group	4.38%	10/15/28	2,440,227
1,000,000	Cigna (The) Group	4.50%	09/15/30	994,054
1,100,000	Cigna (The) Group	5.40%	03/15/33	1,128,250
1,150,000	Cigna (The) Group	5.25%	02/15/34	1,162,611
1,500,000	Cigna (The) Group	4.90%	12/15/48	1,321,524
1,150,000	Cigna (The) Group	5.60%	02/15/54	1,116,405
1,000,000	Cigna (The) Group	6.00%	01/15/56	1,019,354
2,000,000	CVS Health Corp.	6.20%	09/15/55	2,047,773
1,000,000	Elevance Health, Inc.	6.10%	10/15/52	1,029,290
1,000,000	HCA, Inc.	5.25%	03/01/30	1,014,133
1,000,000	HCA, Inc.	2.38%	07/15/31	887,833
2,500,000	HCA, Inc.	5.50%	06/01/33	2,555,145
2,500,000	HCA, Inc.	3.50%	07/15/51	1,692,759
2,500,000	HCA, Inc.	5.90%	06/01/53	2,439,009
4,030,000	UnitedHealth Group, Inc.	5.30%	02/15/30	4,123,104
1,000,000	UnitedHealth Group, Inc.	6.05%	02/15/63	1,020,769
				26,943,012
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Hotels, Restaurants & Leisure – 0.5%
$500,000	Hyatt Hotels Corp.	5.40%	12/15/35	$496,502
1,000,000	Marriott International, Inc.	4.50%	05/01/33	968,331
2,500,000	McDonald’s Corp.	5.45%	08/14/53	2,407,873
				3,872,706
	Household Products – 0.3%
1,000,000	The Clorox Company	4.70%	05/15/31	993,956
1,000,000	The Clorox Company	5.25%	05/15/36	996,683
				1,990,639
	Independent Power & Renewable Electricity Producers – 0.6%
1,500,000	Vistra Operations Co., LLC (a)	4.60%	10/15/30	1,476,547
2,000,000	Vistra Operations Co., LLC (a)	5.70%	12/30/34	2,022,750
1,000,000	Vistra Operations Co., LLC (a)	5.35%	01/31/36	980,459
				4,479,756
	Insurance – 1.9%
182,000	Aon North America, Inc.	5.15%	03/01/29	184,567
2,300,000	Aon North America, Inc.	5.75%	03/01/54	2,258,258
1,000,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	993,252
1,000,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	948,523
2,750,000	Brown & Brown, Inc.	5.65%	06/11/34	2,786,954
400,000	Brown & Brown, Inc.	5.55%	06/23/35	399,343
2,500,000	Brown & Brown, Inc.	4.95%	03/17/52	2,122,789
1,000,000	Marsh & McLennan Cos., Inc.	4.95%	03/15/36	983,641
1,000,000	Marsh & McLennan Cos., Inc.	6.25%	11/01/52	1,065,096
1,115,000	Marsh & McLennan Cos., Inc.	5.45%	03/15/54	1,065,283
1,367,000	Ryan Specialty LLC (a)	5.88%	08/01/32	1,345,747
				14,153,453
	Machinery – 0.1%
500,000	Xylem, Inc.	5.45%	06/01/36	509,540
	Media – 0.1%
500,000	Charter Communications Operating, LLC/Charter Communications Operating Capital	5.85%	12/01/35	484,207
	Multi-Utilities – 0.1%
1,000,000	Consolidated Edison Co. of New York, Inc.	6.15%	11/15/52	1,041,103
	Oil, Gas & Consumable Fuels – 0.5%
1,000,000	BP Capital Markets America, Inc.	4.70%	04/10/29	1,003,945
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	446,463
1,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	1,348,707
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	754,220
				3,553,335
	Professional Services – 0.1%
1,000,000	Jacobs Solutions, Inc.	4.75%	03/03/31	991,459
	Semiconductors & Semiconductor Equipment – 0.3%
500,000	Broadcom, Inc.	4.75%	04/15/29	502,950
500,000	Broadcom, Inc.	2.45%	02/15/31	452,491
1,250,000	Broadcom, Inc.	4.30%	11/15/32	1,211,117
				2,166,558
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software – 0.8%
$1,000,000	AppLovin Corp.	5.13%	12/01/29	$1,008,478
1,000,000	Oracle Corp.	6.15%	11/09/29	1,025,811
1,000,000	Roper Technologies, Inc.	4.90%	10/15/34	966,813
850,000	Salesforce, Inc.	4.65%	03/15/29	849,670
1,000,000	Salesforce, Inc.	4.90%	09/15/31	997,997
500,000	Salesforce, Inc.	5.55%	03/15/36	499,827
500,000	Salesforce, Inc.	6.55%	03/15/56	500,492
				5,849,088
	Specialized REITs – 0.2%
1,000,000	VICI Properties, L.P.	5.13%	11/15/31	995,896
750,000	VICI Properties, L.P.	5.13%	05/15/32	744,036
				1,739,932
	Trading Companies & Distributors – 0.3%
1,000,000	Ashtead Capital, Inc. (a)	5.95%	10/15/33	1,032,057
1,000,000	Ashtead Capital, Inc. (a)	5.80%	04/15/34	1,019,190
				2,051,247
	Water Utilities – 1.0%
4,000,000	American Water Capital Corp.	5.15%	03/01/34	4,049,784
2,500,000	American Water Capital Corp.	5.45%	03/01/54	2,396,774
667,000	American Water Capital Corp.	5.70%	09/01/55	662,091
				7,108,649
	Wireless Telecommunication Services – 0.9%
2,000,000	T-Mobile USA, Inc.	4.85%	01/15/29	2,012,466
1,500,000	T-Mobile USA, Inc.	5.20%	01/15/33	1,518,203
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	652,774
1,500,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,408,637
1,000,000	T-Mobile USA, Inc.	5.80%	09/15/62	960,798
				6,552,878
	Total Corporate Bonds and Notes			306,355,289
	(Cost $317,354,510)
FOREIGN CORPORATE BONDS AND NOTES – 5.5%
	Banks – 2.3%
1,000,000	Banco Santander S.A.	4.55%	11/06/30	984,345
1,000,000	Banco Santander S.A.	4.87%	04/15/31	994,584
1,000,000	Banco Santander S.A.	5.13%	11/06/35	980,801
1,000,000	Barclays PLC (b)	4.22%	05/24/30	983,447
2,000,000	Barclays PLC (b)	5.37%	02/25/31	2,028,549
2,000,000	Lloyds Banking Group PLC (b)	4.24%	02/10/30	1,974,866
2,250,000	Lloyds Banking Group PLC (b)	5.72%	06/05/30	2,310,004
1,000,000	Royal Bank of Canada (b)	4.40%	04/17/30	991,909
2,000,000	Royal Bank of Canada (b)	5.15%	02/04/31	2,024,646
1,000,000	Royal Bank of Canada (b)	4.70%	08/06/31	995,673
588,000	Royal Bank of Canada (b)	4.61%	05/03/32	581,494
1,000,000	Toronto-Dominion (The) Bank	4.36%	04/23/29	994,875
1,000,000	Toronto-Dominion (The) Bank	4.81%	06/03/30	1,004,954
				16,850,147
	Capital Markets – 0.8%
1,000,000	UBS AG (b)	4.30%	03/16/29	996,135
1,000,000	UBS Group AG (a) (b)	5.62%	09/13/30	1,023,629
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$444,000	UBS Group AG (a) (b)	4.40%	09/23/31	$435,233
1,500,000	UBS Group AG (a) (b)	4.84%	11/06/33	1,474,109
2,000,000	UBS Group AG (a) (b)	5.70%	02/08/35	2,054,082
				5,983,188
	Construction Materials – 0.1%
1,000,000	Cemex S.A.B. de C.V.	5.75%	06/05/36	998,000
	Containers & Packaging – 0.3%
2,500,000	Smurfit Kappa Treasury ULC	5.44%	04/03/34	2,543,522
	Hotels, Restaurants & Leisure – 0.3%
1,000,000	Flutter Treasury DAC (a)	5.88%	06/04/31	996,980
1,000,000	Royal Caribbean Cruises Ltd.	4.75%	05/15/33	973,722
				1,970,702
	Insurance – 0.3%
2,000,000	Aon Corp./Aon Global Holdings PLC	5.35%	02/28/33	2,046,040
	Life Sciences Tools & Services – 0.3%
1,250,000	Icon Investments Six DAC	5.85%	05/08/29	1,277,492
1,250,000	Icon Investments Six DAC	6.00%	05/08/34	1,285,179
				2,562,671
	Oil, Gas & Consumable Fuels – 0.7%
500,000	Enbridge, Inc.	4.60%	06/20/28	499,919
1,500,000	Enbridge, Inc.	4.20%	11/20/28	1,486,824
1,000,000	Enbridge, Inc.	4.50%	02/15/31	985,674
1,000,000	Enbridge, Inc.	4.85%	03/27/31	999,458
1,000,000	Enbridge, Inc.	5.45%	03/27/36	1,011,164
				4,983,039
	Software – 0.2%
1,125,000	Constellation Software, Inc. (a)	5.46%	02/16/34	1,103,703
	Textiles, Apparel & Luxury Goods – 0.1%
500,000	Gildan Activewear, Inc. (a)	5.40%	10/07/35	485,742
	Trading Companies & Distributors – 0.1%
1,000,000	AerCap Funding DAC (c)	4.88%	07/07/31	995,489
	Total Foreign Corporate Bonds and Notes			40,522,243
	(Cost $40,573,843)
U.S. GOVERNMENT BONDS AND NOTES – 0.1%
495,000	United States Treasury Bond	4.75%	02/15/56	480,962
	(Cost $481,185)

Shares	Description	Value
MONEY MARKET FUNDS – 0.6%
4,571,127	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (d)	4,571,127
	(Cost $4,571,127)

See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Total Investments – 99.6%	730,812,576
(Cost $697,036,525)

Net Other Assets and Liabilities – 0.4%	2,657,423
Net Assets – 100.0%	$733,469,999

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At June 30, 2026, securities noted as such amounted to $44,663,198 or 6.1% of net assets.

(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	When-issued security. The interest rate shown reflects the rate in effect at June 30, 2026. Interest will begin accruing on the security’s first settlement date.
(d)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$378,882,955	$378,882,955	$—	$—
Corporate Bonds and Notes*	306,355,289	—	306,355,289	—
Foreign Corporate Bonds and Notes*	40,522,243	—	40,522,243	—
U.S. Government Bonds and Notes	480,962	—	480,962	—
Money Market Funds	4,571,127	4,571,127	—	—
Total Investments	$730,812,576	$383,454,082	$347,358,494	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 47.9%
	Capital Markets – 47.9%
7,790	First Trust AAA CMBS ETF (a)	$158,216
31,000	First Trust Intermediate Government Opportunities ETF (a)	625,853
18,992	First Trust Limited Duration Investment Grade Corporate ETF (a)	358,094
84,175	First Trust Preferred Securities and Income ETF (a)	1,505,049
48,255	First Trust Senior Loan Fund (a)	2,159,411
7,601	First Trust Structured Credit Income Opportunities ETF (a)	157,113
36,900	First Trust Tactical High Yield ETF (a)	1,499,985
234	iShares 20+ Year Treasury Bond ETF	20,222
359	iShares 3-7 Year Treasury Bond ETF	42,165
4,079	iShares 7-10 Year Treasury Bond ETF	385,751
10,574	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,153,306
2,071	iShares MBS ETF	195,751
	Total Exchange-Traded Funds	8,260,916
	(Cost $8,337,691)
COMMON STOCKS (b) – 38.2%
	Aerospace & Defense – 0.5%
105	Honeywell Aerospace, Inc. (c)	23,213
113	Northrop Grumman Corp.	57,552
		80,765
	Banks – 0.9%
480	JPMorgan Chase & Co.	157,118
	Beverages – 0.2%
267	PepsiCo, Inc.	36,152
	Biotechnology – 0.3%
212	AbbVie, Inc.	53,348
	Capital Markets – 1.0%
822	Charles Schwab (The) Corp.	75,846
134	Evercore, Inc., Class A	45,753
399	Intercontinental Exchange, Inc.	49,121
		170,720
	Commercial Services & Supplies – 0.1%
665	Tetra Tech, Inc.	19,212
	Construction & Engineering – 0.1%
27	Quanta Services, Inc.	19,441
	Consumer Finance – 0.4%
221	American Express Co.	74,753
	Consumer Staples Distribution & Retail – 0.4%
618	Walmart, Inc.	69,995
	Diversified REITs – 1.1%
3,295	Essential Properties Realty Trust, Inc.	98,356
1,365	WP Carey, Inc.	97,597
		195,953
	Electric Utilities – 2.9%
493	Alliant Energy Corp.	37,611
281	American Electric Power Co., Inc.	38,444
289	Duke Energy Corp.	36,582
405	Entergy Corp.	46,518
435	Evergy, Inc.	37,597
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Electric Utilities (Continued)
388	FirstEnergy Corp.	$18,446
192	IDACORP, Inc.	29,050
1,231	NextEra Energy, Inc.	108,045
475	OGE Energy Corp.	23,113
556	PG&E Corp.	9,352
1,269	PPL Corp.	46,128
385	Southern (The) Co.	36,848
297	Xcel Energy, Inc.	23,849
		491,583
	Electrical Equipment – 0.8%
251	Eaton Corp. PLC	106,956
87	Generac Holdings, Inc. (c)	25,475
		132,431
	Electronic Equipment, Instruments & Components – 0.3%
255	TE Connectivity PLC	51,411
	Energy Equipment & Services – 0.2%
607	Archrock, Inc.	24,711
	Financial Services – 0.5%
261	Visa, Inc., Class A	89,546
	Gas Utilities – 1.0%
161	Atmos Energy Corp.	27,735
74	Chesapeake Utilities Corp.	9,064
948	National Fuel Gas Co.	73,195
415	New Jersey Resources Corp.	23,257
591	ONE Gas, Inc.	45,548
		178,799
	Health Care Equipment & Supplies – 0.4%
281	Abbott Laboratories	25,498
485	Medtronic PLC	37,941
		63,439
	Health Care REITs – 3.1%
2,641	CareTrust REIT, Inc.	106,564
2,255	Omega Healthcare Investors, Inc.	107,519
5,363	Sabra Health Care REIT, Inc.	104,632
1,215	Ventas, Inc.	107,892
470	Welltower, Inc.	106,676
		533,283
	Hotel & Resort REITs – 1.2%
4,204	Host Hotels & Resorts, Inc.	99,677
853	Ryman Hospitality Properties, Inc.	109,653
		209,330
	Hotels, Restaurants & Leisure – 0.5%
220	McDonald’s Corp.	59,468
231	Starbucks Corp.	23,606
		83,074
	Independent Power & Renewable Electricity Producers – 0.2%
1,087	Clearway Energy, Inc., Class C	37,154
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Industrial Conglomerates – 0.1%
105	Honeywell International, Inc.	$23,510
	Industrial REITs – 2.3%
505	EastGroup Properties, Inc.	102,277
1,641	First Industrial Realty Trust, Inc.	100,610
708	Prologis, Inc.	95,913
2,704	STAG Industrial, Inc.	102,914
		401,714
	Insurance – 0.4%
195	Chubb Ltd.	66,444
	IT Services – 0.3%
191	International Business Machines Corp.	53,711
	Machinery – 1.3%
124	Caterpillar, Inc.	132,047
14	Cummins, Inc.	9,985
90	Parker-Hannifin Corp.	88,031
		230,063
	Media – 0.2%
688	Fox Corp., Class A	35,886
	Metals & Mining – 1.0%
252	Franco-Nevada Corp.	52,527
211	Nucor Corp.	47,000
666	Rio Tinto PLC, ADR	63,224
		162,751
	Multi-Utilities – 2.1%
166	Ameren Corp.	18,765
539	Atco Ltd., Class I (CAD)	28,161
845	CenterPoint Energy, Inc.	37,214
369	CMS Energy Corp.	28,229
280	Dominion Energy, Inc.	19,121
184	DTE Energy Co.	28,036
1,444	Public Service Enterprise Group, Inc.	117,195
496	Sempra	45,984
278	WEC Energy Group, Inc.	32,462
		355,167
	Office REITs – 0.6%
3,485	Cousins Properties, Inc.	104,480
	Oil, Gas & Consumable Fuels – 2.1%
110	Cheniere Energy, Inc.	26,291
732	ConocoPhillips	76,099
110	DT Midstream, Inc.	16,141
160	Enbridge, Inc.	8,674
499	Exxon Mobil Corp.	68,223
450	Keyera Corp. (CAD)	18,076
2,026	Kinder Morgan, Inc.	64,771
316	ONEOK, Inc.	27,473
70	Targa Resources Corp.	18,770
270	TC Energy Corp.	17,898
255	Williams (The) Cos., Inc.	18,957
		361,373
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Pharmaceuticals – 0.6%
327	AstraZeneca PLC	$62,006
268	Merck & Co., Inc.	34,438
		96,444
	Residential REITs – 0.6%
1,532	Equity Residential	104,069
	Retail REITs – 2.4%
3,159	Brixmor Property Group, Inc.	99,603
4,082	Kimco Realty Corp.	103,479
1,307	Regency Centers Corp.	104,220
474	Simon Property Group, Inc.	106,010
		413,312
	Semiconductors & Semiconductor Equipment – 1.8%
48	ASML Holding N.V.	95,493
228	Broadcom, Inc.	86,127
280	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	133,720
		315,340
	Software – 1.4%
299	Microsoft Corp.	111,533
287	Oracle Corp.	42,060
214	Roper Technologies, Inc.	72,416
113	SAP SE, ADR	17,414
		243,423
	Specialized REITs – 3.4%
554	American Tower Corp.	90,618
542	Digital Realty Trust, Inc.	97,332
97	Equinix, Inc.	101,112
2,180	Gaming and Leisure Properties, Inc.	97,075
816	Iron Mountain, Inc.	103,069
319	Public Storage	101,541
		590,747
	Specialty Retail – 0.6%
624	TJX (The) Cos., Inc.	94,536
	Technology Hardware, Storage & Peripherals – 0.9%
147	Apple, Inc.	42,536
261	Dell Technologies, Inc., Class C	112,611
		155,147
	Total Common Stocks	6,580,335
	(Cost $5,630,469)
MASTER LIMITED PARTNERSHIPS – 3.4%
	Chemicals – 0.1%
595	Westlake Chemical Partners, L.P.	13,245
	Oil, Gas & Consumable Fuels – 3.3%
619	Cheniere Energy Partners, L.P.	37,728
7,699	Energy Transfer, L.P.	147,205
4,493	Enterprise Products Partners, L.P.	165,163
1,947	MPLX, L.P.	109,674
3,188	Plains GP Holdings, L.P., Class A (d)	77,373
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
573	Sunoco, L.P.	$38,677
		575,820
	Total Master Limited Partnerships	589,065
	(Cost $481,222)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 8.7%
$19,060	U.S. Treasury Inflation Indexed Bond (e)	0.38%	07/15/27	18,743
39,347	U.S. Treasury Inflation Indexed Bond (e)	1.63%	10/15/27	39,164
47,253	U.S. Treasury Inflation Indexed Bond (e)	0.50%	01/15/28	46,059
22,255	U.S. Treasury Inflation Indexed Bond (e)	1.75%	01/15/28	22,107
41,079	U.S. Treasury Inflation Indexed Bond (e)	1.25%	04/15/28	40,426
28,826	U.S. Treasury Inflation Indexed Bond (e)	3.63%	04/15/28	29,563
43,781	U.S. Treasury Inflation Indexed Bond (e)	0.75%	07/15/28	42,818
41,316	U.S. Treasury Inflation Indexed Bond (e)	2.38%	10/15/28	41,770
40,885	U.S. Treasury Inflation Indexed Bond (e)	0.88%	01/15/29	39,785
20,164	U.S. Treasury Inflation Indexed Bond (e)	2.50%	01/15/29	20,426
40,913	U.S. Treasury Inflation Indexed Bond (e)	2.13%	04/15/29	41,040
32,412	U.S. Treasury Inflation Indexed Bond (e)	3.88%	04/15/29	34,047
44,265	U.S. Treasury Inflation Indexed Bond (e)	0.25%	07/15/29	42,230
42,334	U.S. Treasury Inflation Indexed Bond (e)	1.63%	10/15/29	42,051
45,303	U.S. Treasury Inflation Indexed Bond (e)	0.13%	01/15/30	42,554
47,077	U.S. Treasury Inflation Indexed Bond (e)	1.63%	04/15/30	46,518
46,759	U.S. Treasury Inflation Indexed Bond (e)	0.13%	07/15/30	43,701
47,358	U.S. Treasury Inflation Indexed Bond (e)	1.13%	10/15/30	45,999
47,334	U.S. Treasury Inflation Indexed Bond (e)	0.13%	01/15/31	43,730
25,541	U.S. Treasury Inflation Indexed Bond (e)	1.25%	04/15/31	24,753
48,458	U.S. Treasury Inflation Indexed Bond (e)	0.13%	07/15/31	44,501
51,659	U.S. Treasury Inflation Indexed Bond (e)	0.13%	01/15/32	46,781
7,505	U.S. Treasury Inflation Indexed Bond (e)	3.38%	04/15/32	8,083
46,993	U.S. Treasury Inflation Indexed Bond (e)	0.63%	07/15/32	43,535
46,955	U.S. Treasury Inflation Indexed Bond (e)	1.13%	01/15/33	44,428
43,860	U.S. Treasury Inflation Indexed Bond (e)	1.38%	07/15/33	42,085
46,585	U.S. Treasury Inflation Indexed Bond (e)	1.75%	01/15/34	45,530
48,820	U.S. Treasury Inflation Indexed Bond (e)	1.88%	07/15/34	48,132
51,707	U.S. Treasury Inflation Indexed Bond (e)	2.13%	01/15/35	51,601
53,931	U.S. Treasury Inflation Indexed Bond (e)	1.88%	07/15/35	52,752
53,294	U.S. Treasury Inflation Indexed Bond (e)	1.88%	01/15/36	51,771
20,030	U.S. Treasury Inflation Indexed Bond (e)	2.13%	02/15/40	19,330
30,110	U.S. Treasury Inflation Indexed Bond (e)	2.13%	02/15/41	28,772
29,181	U.S. Treasury Inflation Indexed Bond (e)	0.75%	02/15/42	22,286
28,390	U.S. Treasury Inflation Indexed Bond (e)	0.63%	02/15/43	20,716
28,292	U.S. Treasury Inflation Indexed Bond (e)	1.38%	02/15/44	23,115
27,294	U.S. Treasury Inflation Indexed Bond (e)	0.75%	02/15/45	19,398
23,893	U.S. Treasury Inflation Indexed Bond (e)	1.00%	02/15/46	17,555
22,073	U.S. Treasury Inflation Indexed Bond (e)	0.88%	02/15/47	15,527
21,608	U.S. Treasury Inflation Indexed Bond (e)	1.00%	02/15/48	15,387
17,204	U.S. Treasury Inflation Indexed Bond (e)	1.00%	02/15/49	12,090
16,839	U.S. Treasury Inflation Indexed Bond (e)	0.25%	02/15/50	9,497
19,187	U.S. Treasury Inflation Indexed Bond (e)	0.13%	02/15/51	10,160
20,337	U.S. Treasury Inflation Indexed Bond (e)	0.13%	02/15/52	10,540
17,925	U.S. Treasury Inflation Indexed Bond (e)	1.50%	02/15/53	13,632
16,277	U.S. Treasury Inflation Indexed Bond (e)	2.13%	02/15/54	14,229
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$15,831	U.S. Treasury Inflation Indexed Bond (e)	2.38%	02/15/55	$14,579
8,221	U.S. Treasury Inflation Indexed Bond (e)	2.38%	02/15/56	7,580
	Total U.S. Government Bonds and Notes			1,501,076
	(Cost $1,533,798)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Fannie Mae REMICS
120	Series 1999-56, Class Z	7.00%	12/01/29	121
	Freddie Mac REMICS
265	Series 1999-2130, Class KB	6.38%	03/01/29	268
	Total U.S. Government Agency Mortgage-Backed Securities			389
	(Cost $389)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1 (f)	4.75%	09/01/27	0
	(Cost $299)

Shares	Description	Value
MONEY MARKET FUNDS – 1.8%
314,317	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (g)	314,317
	(Cost $314,317)

Total Investments – 100.0%	17,246,098
(Cost $16,298,185)

Net Other Assets and Liabilities – (0.0)%	(8,497)
Net Assets – 100.0%	$17,237,601

(a)	Investment in an affiliated fund.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
REITs	– Real Estate Investment Trusts
REMICS	– Real Estate Mortgage Investment Conduit
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$8,260,916	$8,260,916	$—	$—
Common Stocks*	6,580,335	6,580,335	—	—
Master Limited Partnerships*	589,065	589,065	—	—
U.S. Government Bonds and Notes	1,501,076	—	1,501,076	—
U.S. Government Agency Mortgage-Backed Securities	389	—	389	—
Mortgage-Backed Securities	— **	—	— **	—
Money Market Funds	314,317	314,317	—	—
Total Investments	$17,246,098	$15,744,633	$1,501,465	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.8%
	Capital Markets – 98.8%
29,303	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (a)	$1,568,297
38,710	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	3,664,966
116,033	First Trust Emerging Markets AlphaDEX® Fund (a)	3,711,814
23,751	First Trust Europe AlphaDEX® Fund (a)	1,354,994
20,880	First Trust Eurozone AlphaDEX® ETF (a)	1,385,382
20,262	First Trust Germany AlphaDEX® Fund (a)	1,286,015
16,249	First Trust International Equity Opportunities ETF (a)	1,360,691
32,481	First Trust Large Cap Core AlphaDEX® Fund (a)	4,543,228
24,864	First Trust Large Cap Growth AlphaDEX® Fund (a)	4,817,897
40,005	First Trust Mid Cap Growth AlphaDEX® Fund (a) (b)	4,434,678
23,728	First Trust Nasdaq Semiconductor ETF (a)	6,761,294
80,333	First Trust Nasdaq Transportation ETF (a)	3,660,968
9,147	First Trust NASDAQ-100-Technology Sector Index Fund (a)	3,061,409
17,040	First Trust NYSE® Arca® Biotechnology Index Fund (a) (b)	4,224,046
14,038	First Trust Technology AlphaDEX® Fund (a) (b)	3,049,334
33,132	iShares Core U.S. Aggregate Bond ETF	3,279,405
47,240	State Street Blackstone Senior Loan ETF	1,903,300
88,963	State Street SPDR Bloomberg Emerging Markets Local Bond ETF	1,861,106
19,806	State Street SPDR Bloomberg High Yield Bond ETF	1,908,704
45,743	State Street SPDR FTSE International Government Inflation-Protected Bond ETF	1,801,817
	Total Exchange-Traded Funds	59,639,345
	(Cost $49,959,382)
MONEY MARKET FUNDS – 1.4%
861,940	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (c)	861,940
	(Cost $861,940)

Total Investments – 100.2%	60,501,285
(Cost $50,821,322)

Net Other Assets and Liabilities – (0.2)%	(93,248)
Net Assets – 100.0%	$60,408,037

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$59,639,345	$59,639,345	$—	$—
Money Market Funds	861,940	861,940	—	—
Total Investments	$60,501,285	$60,501,285	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.1%
	Aerospace & Defense – 6.2%
11,903	General Dynamics Corp.	$4,216,519
8,466	Honeywell Aerospace, Inc. (a)	1,871,663
6,759	Lockheed Martin Corp.	3,443,440
6,017	Northrop Grumman Corp.	3,064,518
		12,596,140
	Beverages – 6.3%
52,848	Coca-Cola (The) Co.	4,294,957
52,173	Monster Beverage Corp. (a)	5,014,869
25,387	PepsiCo, Inc.	3,437,400
		12,747,226
	Biotechnology – 3.8%
11,266	Amgen, Inc.	4,079,644
29,081	Gilead Sciences, Inc.	3,674,093
		7,753,737
	Building Products – 2.0%
8,407	Trane Technologies PLC	4,129,182
	Capital Markets – 9.9%
8,774	Ameriprise Financial, Inc.	4,025,160
13,345	Cboe Global Markets, Inc.	3,238,431
43,376	Charles Schwab (The) Corp.	4,002,304
26,377	Raymond James Financial, Inc.	4,010,095
41,274	T. Rowe Price Group, Inc.	4,692,441
		19,968,431
	Chemicals – 2.1%
8,132	Linde PLC	4,220,020
	Commercial Services & Supplies – 3.6%
119,663	Copart, Inc. (a)	3,373,300
43,996	Veralto Corp.	3,901,565
		7,274,865
	Communications Equipment – 4.6%
46,408	Cisco Systems, Inc.	5,451,084
9,057	Motorola Solutions, Inc.	3,761,281
		9,212,365
	Consumer Staples Distribution & Retail – 3.6%
4,003	Costco Wholesale Corp.	3,744,686
31,394	Walmart, Inc.	3,555,685
		7,300,371
	Financial Services – 4.1%
7,678	Mastercard, Inc., Class A	3,943,421
12,626	Visa, Inc., Class A	4,331,854
		8,275,275
	Ground Transportation – 2.1%
15,938	Union Pacific Corp.	4,335,136
Shares	Description	Value

	Health Care Equipment & Supplies – 5.2%
8,531	Intuitive Surgical, Inc. (a)	$3,392,608
17,547	ResMed, Inc.	3,419,559
11,659	Stryker Corp.	3,670,720
		10,482,887
	Health Care Providers & Services – 1.7%
12,220	Cencora, Inc.	3,458,016
	Household Durables – 1.9%
572	NVR, Inc. (a)	3,897,265
	Household Products – 4.1%
46,646	Colgate-Palmolive Co.	4,276,505
27,242	Procter & Gamble (The) Co.	3,994,767
		8,271,272
	Industrial Conglomerates – 3.0%
25,899	3M Co.	4,193,307
8,569	Honeywell International, Inc.	1,918,599
		6,111,906
	Insurance – 6.2%
23,994	Cincinnati Financial Corp.	4,442,249
22,769	Marsh & McLennan Cos., Inc.	3,794,909
60,343	W.R. Berkley Corp.	4,255,992
		12,493,150
	Interactive Media & Services – 2.1%
11,715	Alphabet, Inc., Class A	4,186,590
	Life Sciences Tools & Services – 2.2%
32,844	Agilent Technologies, Inc.	4,362,669
	Machinery – 2.1%
10,526	Snap-on, Inc.	4,235,662
	Oil, Gas & Consumable Fuels – 2.0%
31,167	EOG Resources, Inc.	4,043,295
	Pharmaceuticals – 5.4%
17,092	Johnson & Johnson	4,340,855
33,617	Merck & Co., Inc.	4,319,785
32,707	Zoetis, Inc.	2,350,325
		11,010,965
	Professional Services – 4.3%
19,967	Automatic Data Processing, Inc.	4,471,610
43,527	Paychex, Inc.	4,280,010
		8,751,620
	Software – 1.8%
9,467	Microsoft Corp.	3,531,380
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail – 5.7%
11,456	Home Depot (The), Inc.	$4,040,302
17,570	Ross Stores, Inc.	3,739,775
24,911	TJX (The) Cos., Inc.	3,774,016
		11,554,093
	Technology Hardware, Storage & Peripherals – 2.1%
14,812	Apple, Inc.	4,286,000
	Total Common Stocks	198,489,518
	(Cost $187,056,056)
MONEY MARKET FUNDS – 2.7%
5,433,884	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (b)	5,433,884
	(Cost $5,433,884)
	Total Investments – 100.8%	203,923,402
	(Cost $192,489,940)
	Net Other Assets and Liabilities – (0.8)%	(1,580,873)
	Net Assets – 100.0%	$202,342,529

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$198,489,518	$198,489,518	$—	$—
Money Market Funds	5,433,884	5,433,884	—	—
Total Investments	$203,923,402	$203,923,402	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 96.9%
	Aerospace & Defense – 2.0%
3,750	Airbus SE (EUR)	$833,555
	Banks – 8.6%
7,272	Canadian Imperial Bank of Commerce (CAD)	837,414
17,700	DBS Group Holdings Ltd. (SGD)	894,748
4,450	Royal Bank of Canada (CAD)	921,471
7,538	Toronto-Dominion Bank (The) (CAD)	916,519
		3,570,152
	Beverages – 2.1%
13,260	Coca-Cola HBC AG (GBP)	865,365
	Broadline Retail – 1.6%
133,500	Pan Pacific International Holdings Corp. (JPY)	675,731
	Building Products – 1.8%
1,106	Geberit AG (CHF)	738,885
	Capital Markets – 2.1%
47,300	Singapore Exchange Ltd. (SGD)	880,374
	Chemicals – 2.1%
209	Givaudan S.A. (CHF)	884,629
	Consumer Staples Distribution & Retail – 4.1%
13,803	Alimentation Couche-Tard, Inc. (CAD)	879,810
17,759	Loblaw Cos. Ltd. (CAD)	805,651
		1,685,461
	Diversified Telecommunication Services – 3.5%
209,600	Singapore Telecommunications Ltd. (SGD)	714,462
207,159	Telstra Group Ltd. (AUD)	728,607
		1,443,069
	Electrical Equipment – 4.0%
8,205	ABB Ltd. (CHF)	889,349
4,453	Legrand S.A. (EUR)	751,497
		1,640,846
	Financial Services – 4.3%
18,797	Investor AB, Class B (SEK)	780,369
29,954	Poste Italiane S.p.A. (EUR)	979,532
		1,759,901
	Food Products – 1.9%
7,837	Nestle S.A. (CHF)	805,814
	Health Care Equipment & Supplies – 1.9%
3,234	Sonova Holding AG (CHF)	768,876
Shares	Description	Value

	Hotels, Restaurants & Leisure – 4.5%
22,497	Aristocrat Leisure Ltd. (AUD)	$954,329
27,954	Compass Group PLC	902,914
		1,857,243
	Household Products – 1.8%
11,312	Reckitt Benckiser Group PLC (GBP)	736,886
	Insurance – 15.4%
1,726	Allianz SE (EUR)	816,658
15,408	Great-West Lifeco, Inc. (CAD)	981,788
4,145	Intact Financial Corp. (CAD)	855,479
1,192	Muenchener Rueckversicherungs- Gesellschaft AG (EUR)	665,327
72,186	Sampo Oyj, Class A (EUR)	758,319
659	Swiss Life Holding AG (CHF)	725,552
4,708	Swiss Re AG (CHF)	748,735
1,106	Zurich Insurance Group AG (CHF)	819,371
		6,371,229
	IT Services – 1.6%
10,402	CGI, Inc. (CAD)	672,344
	Machinery – 8.8%
12,649	Alfa Laval AB (SEK)	752,703
11,443	Kone Oyj, Class B (EUR)	650,601
17,928	Sandvik AB (SEK)	739,392
2,239	Schindler Holding AG (CHF)	742,639
22,078	Volvo AB, Class B (SEK)	750,251
		3,635,586
	Metals & Mining – 1.8%
7,867	Rio Tinto PLC (GBP)	743,194
	Passenger Airlines – 2.1%
13,095	Ryanair Holdings PLC, ADR	847,901
	Personal Care Products – 4.0%
1,887	L’Oreal S.A. (EUR)	827,183
13,630	Unilever PLC (GBP)	818,550
		1,645,733
	Pharmaceuticals – 7.4%
3,876	AstraZeneca PLC (GBP)	724,926
27,330	GSK PLC (GBP)	718,150
5,212	Novartis AG (CHF)	816,504
1,935	Roche Holding AG (CHF)	796,990
		3,056,570
	Professional Services – 1.9%
6,948	SGS S.A. (CHF)	805,899
	Specialty Retail – 1.9%
12,233	Industria de Diseno Textil S.A. (EUR)	770,436
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Textiles, Apparel & Luxury Goods – 1.7%
387	Hermes International SCA (EUR)	$706,614
	Trading Companies & Distributors – 2.1%
5,153	Toromont Industries Ltd. (CAD)	847,370
	Transportation Infrastructure – 1.9%
25,265	Aena SME S.A. (EUR) (b) (c)	769,615
	Total Common Stocks	40,019,278
	(Cost $36,040,533)
WARRANTS (a) – 0.0%
	Software – 0.0%
92	Constellation Software, Inc. (CAD) (d) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS – 3.0%
1,252,063	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (h)	1,252,063
	(Cost $1,252,063)
	Total Investments – 99.9%	41,271,341
	(Cost $37,292,596)
	Net Other Assets and Liabilities – 0.1%	49,595
	Net Assets – 100.0%	$41,320,936

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration.

(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with the
provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Non-income producing security.
(g)	This security’s value was determined using significant unobservable inputs. (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Country Allocation †	% of Net Assets
Switzerland	25.2%
Canada	18.7
United Kingdom	11.3
Sweden	7.3
Singapore	6.0
France	5.5
Australia	4.1
Spain	3.7
Germany	3.6
Finland	3.4
United States	3.0
Italy	2.4
Ireland	2.1
Netherlands	2.0
Japan	1.6
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Currency Exposure Diversification	% of Total Investments
CHF	23.1%
EUR	20.7
CAD	18.7
GBP	11.2
SEK	7.3
USD	7.3
SGD	6.0
AUD	4.1
JPY	1.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$40,019,278	$40,019,278	$—	$—
Warrants*	— **	—	—	— **
Money Market Funds	1,252,063	1,252,063	—	—
Total Investments	$41,271,341	$41,271,341	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.1%
	Aerospace & Defense – 1.5%
1,262	Northrop Grumman Corp.	$642,749
	Beverages – 2.4%
10,947	Monster Beverage Corp. (a)	1,052,226
	Biotechnology – 6.5%
8,586	Incyte Corp. (a)	973,309
6,303	Neurocrine Biosciences, Inc. (a)	1,062,276
1,427	United Therapeutics Corp. (a)	773,191
		2,808,776
	Building Products – 2.0%
1,764	Trane Technologies PLC	866,406
	Capital Markets – 7.9%
1,841	Ameriprise Financial, Inc.	844,577
9,101	Charles Schwab (The) Corp.	839,749
10,279	Interactive Brokers Group, Inc., Class A	894,684
1,844	Moody’s Corp.	835,185
		3,414,195
	Commercial Services & Supplies – 1.6%
25,108	Copart, Inc. (a)	707,795
	Communications Equipment – 2.0%
5,114	Arista Networks, Inc. (a)	868,766
	Construction & Engineering – 2.0%
1,042	EMCOR Group, Inc.	864,735
	Electronic Equipment, Instruments & Components – 2.3%
5,560	Amphenol Corp., Class A	980,339
	Entertainment – 1.4%
8,631	Netflix, Inc. (a)	616,253
	Financial Services – 3.8%
6,739	Apollo Global Management, Inc.	797,291
1,611	Mastercard, Inc., Class A	827,410
		1,624,701
	Ground Transportation – 1.8%
10,891	Uber Technologies, Inc. (a)	785,895
	Health Care Equipment & Supplies – 7.2%
13,127	Dexcom, Inc. (a)	884,103
1,790	Intuitive Surgical, Inc. (a)	711,847
3,682	ResMed, Inc.	717,548
2,446	Stryker Corp.	770,099
		3,083,597
Shares	Description	Value

	Health Care Providers & Services – 1.7%
2,564	Cencora, Inc.	$725,561
	Hotels, Restaurants & Leisure – 3.8%
5,933	Airbnb, Inc., Class A (a)	849,012
23,441	Chipotle Mexican Grill, Inc. (a)	796,994
		1,646,006
	Household Durables – 1.7%
3,141	Garmin Ltd.	746,113
	Insurance – 4.0%
5,035	Cincinnati Financial Corp.	932,180
4,777	Marsh & McLennan Cos., Inc.	796,182
		1,728,362
	Interactive Media & Services – 1.6%
1,220	Meta Platforms, Inc., Class A	687,214
	Machinery – 4.0%
1,339	Cummins, Inc.	954,988
3,835	ITT, Inc.	758,410
		1,713,398
	Metals & Mining – 1.6%
7,209	Newmont Corp.	673,321
	Pharmaceuticals – 2.5%
906	Eli Lilly & Co.	1,086,684
	Professional Services – 1.3%
5,413	Leidos Holdings, Inc.	557,377
	Semiconductors & Semiconductor Equipment – 5.6%
2,066	Broadcom, Inc.	780,431
572	Monolithic Power Systems, Inc.	790,710
4,164	NVIDIA Corp.	833,175
		2,404,316
	Software – 18.6%
1,760	AppLovin Corp., Class A (a)	906,805
2,700	Cadence Design Systems, Inc. (a)	1,013,364
10,262	Fortinet, Inc. (a)	1,576,448
2,136	Intuit, Inc.	557,496
1,987	Microsoft Corp.	741,191
5,737	Palantir Technologies, Inc. (a)	669,336
5,004	Palo Alto Networks, Inc. (a)	1,706,464
8,689	ServiceNow, Inc. (a)	862,644
		8,033,748
	Specialty Retail – 3.7%
3,687	Ross Stores, Inc.	784,778
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
5,227	TJX (The) Cos., Inc.	$791,890
		1,576,668
	Textiles, Apparel & Luxury Goods – 5.6%
7,466	Deckers Outdoor Corp. (a)	741,299
2,171	Ralph Lauren Corp.	871,461
5,389	Tapestry, Inc.	788,842
		2,401,602
	Total Common Stocks	42,296,803
	(Cost $40,495,115)
MONEY MARKET FUNDS – 2.0%
858,133	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (b)	858,133
	(Cost $858,133)
	Total Investments – 100.1%	43,154,936
	(Cost $41,353,248)
	Net Other Assets and Liabilities – (0.1)%	(34,213)
	Net Assets – 100.0%	$43,120,723

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$42,296,803	$42,296,803	$—	$—
Money Market Funds	858,133	858,133	—	—
Total Investments	$43,154,936	$43,154,936	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 101.3%
	Aerospace & Defense – 6.4%
1,051	General Dynamics Corp. (a)	$372,306
757	Honeywell Aerospace, Inc. (b)	167,357
597	Lockheed Martin Corp.	304,148
531	Northrop Grumman Corp. (a)	270,444
		1,114,255
	Beverages – 6.5%
4,668	Coca-Cola (The) Co. (a)	379,368
4,608	Monster Beverage Corp. (a) (b)	442,921
2,242	PepsiCo, Inc. (a)	303,567
		1,125,856
	Biotechnology – 4.0%
995	Amgen, Inc.	360,310
2,568	Gilead Sciences, Inc.	324,441
		684,751
	Building Products – 2.1%
743	Trane Technologies PLC	364,932
	Capital Markets – 10.2%
775	Ameriprise Financial, Inc.	355,539
1,179	Cboe Global Markets, Inc.	286,108
3,831	Charles Schwab (The) Corp.	353,486
2,330	Raymond James Financial, Inc.	354,230
3,645	T. Rowe Price Group, Inc.	414,400
		1,763,763
	Chemicals – 2.2%
718	Linde PLC (a)	372,599
	Commercial Services & Supplies – 3.7%
10,569	Copart, Inc. (a) (b)	297,940
3,886	Veralto Corp. (a)	344,611
		642,551
	Communications Equipment – 4.7%
4,099	Cisco Systems, Inc. (a)	481,469
800	Motorola Solutions, Inc.	332,232
		813,701
	Consumer Staples Distribution & Retail – 3.7%
354	Costco Wholesale Corp. (a)	331,156
2,773	Walmart, Inc.	314,070
		645,226
	Financial Services – 4.2%
678	Mastercard, Inc., Class A (a)	348,221
1,115	Visa, Inc., Class A (a)	382,545
		730,766
	Ground Transportation – 2.2%
1,408	Union Pacific Corp.	382,976
	Health Care Equipment & Supplies – 5.3%
753	Intuitive Surgical, Inc. (b)	299,453
1,550	ResMed, Inc.	302,064
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
1,030	Stryker Corp.	$324,285
		925,802
	Health Care Providers & Services – 1.8%
1,079	Cencora, Inc. (a)	305,335
	Household Durables – 2.0%
50	NVR, Inc. (b)	340,670
	Household Products – 4.2%
4,120	Colgate-Palmolive Co. (a)	377,721
2,406	Procter & Gamble (The) Co. (a)	352,816
		730,537
	Industrial Conglomerates – 3.1%
2,287	3M Co.	370,288
757	Honeywell International, Inc. (a)	169,493
		539,781
	Insurance – 6.4%
2,119	Cincinnati Financial Corp.	392,312
2,011	Marsh & McLennan Cos., Inc. (a)	335,173
5,330	W.R. Berkley Corp. (a)	375,925
		1,103,410
	Interactive Media & Services – 2.1%
1,035	Alphabet, Inc., Class A	369,878
	Life Sciences Tools & Services – 2.2%
2,901	Agilent Technologies, Inc.	385,340
	Machinery – 2.2%
930	Snap-on, Inc. (a)	374,232
	Oil, Gas & Consumable Fuels – 2.1%
2,753	EOG Resources, Inc.	357,147
	Pharmaceuticals – 5.6%
1,510	Johnson & Johnson (a)	383,495
2,969	Merck & Co., Inc.	381,516
2,889	Zoetis, Inc.	207,604
		972,615
	Professional Services – 4.5%
1,763	Automatic Data Processing, Inc. (a)	394,824
3,844	Paychex, Inc. (a)	377,980
		772,804
	Software – 1.8%
836	Microsoft Corp. (a)	311,845
	Specialty Retail – 5.9%
1,012	Home Depot (The), Inc. (a)	356,912
1,552	Ross Stores, Inc. (a)	330,343
2,200	TJX (The) Cos., Inc. (a)	333,300
		1,020,555
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 2.2%
1,308	Apple, Inc.	$378,483
	Total Common Stocks	17,529,810
	(Cost $17,258,076)
MONEY MARKET FUNDS – 0.2%
39,646	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (c)	39,646
	(Cost $39,646)
	Total Investments – 101.5%	17,569,456
	(Cost $17,297,722)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS – 0.1%
	Put Options Purchased – 0.1%
23	S&P 500® Index	$17,248,528	$6,770.00	07/17/26	9,499
19	S&P 500® Mini Index	1,424,886	675.00	07/17/26	684
	Total Purchased Options				10,183
	(Cost $256,503)
WRITTEN OPTIONS – (2.2)%
	Call Options Written – (2.2)%
(23)	S&P 500® Index	(17,248,528)	7,410.00	07/17/26	(348,795)
(19)	S&P 500® Mini Index	(1,424,886)	745.00	07/17/26	(23,427)
	Total Call Options Written				(372,222)
	(Premiums received $259,348)
	Put Options Written – (0.0)%
(23)	S&P 500® Index	(17,248,528)	5,700.00	07/17/26	(1,725)
(19)	S&P 500® Mini Index	(1,424,886)	570.00	07/17/26	(152)
	Total Put Options Written				(1,877)
	(Premiums received $59,874)
	Total Written Options				(374,099)
	(Premiums received $319,222)

Net Other Assets and Liabilities – 0.6%	100,074
Net Assets – 100.0%	$17,305,614

(a)	All or a portion of this security is segregated as collateral for the options written. At June 30, 2026, the segregated value of these securities amounts to $4,417,583.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2026.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$17,529,810	$17,529,810	$—	$—
Money Market Funds	39,646	39,646	—	—
Total Investments	17,569,456	17,569,456	—	—
Purchased Options	10,183	10,183	—	—
Total	$17,579,639	$17,579,639	$—	$—

LIABILITIES TABLE
	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(374,099)	$(373,947)	$(152)	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Variable Insurance Trust
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	First Trust/Dow Jones Dividend & Income Allocation Portfolio	First Trust Multi Income Allocation Portfolio	First Trust Dorsey Wright Tactical Core Portfolio
ASSETS:
Investments, at value - Unaffiliated	$ 730,812,576	$ 10,782,377	$ 11,616,272
Investments, at value - Affiliated	—	6,463,721	48,885,013
Total investments, at value	730,812,576	17,246,098	60,501,285
Cash segregated as collateral	—	—	—
Foreign currency	—	313	—
Options contracts purchased, at value	—	—	—
Due from broker	—	—	—
Receivables:
Interest	4,506,606	8,078	1,692
Investment securities sold	1,827,225	—	—
Dividends	339,198	18,495	—
Fund shares sold	77,288	—	—
Reclaims	—	311	—
From investment advisor	—	17,219	12,272
Prepaid expenses	7,241	2,769	719
Total Assets	737,570,134	17,293,283	60,515,968
LIABILITIES:
Options contracts written, at value	—	—	—
Payables:
Investment securities purchased	2,995,865	—	—
Investment advisory fees	359,178	—	—
Fund shares redeemed	338,815	4,510	47,274
12b-1 distribution and service fees	149,657	3,542	12,239
Administrative service fees	119,726	2,833	9,792
Licensing fees	59,436	—	14,251
Administrative fees	41,677	1,049	1,852
Audit and tax fees	17,831	29,492	14,308
Transfer agent fees	12,773	5,589	5,807
Custodian fees	1,462	6,326	638
Financial reporting fees	793	793	793
Legal fees	186	21	58
Commitment and administrative agency fees	105	47	—
Shareholder reporting fees	99	45	594
Trustees’ fees and expenses	—	28	18
Other liabilities	2,532	1,407	307
Total Liabilities	4,100,135	55,682	107,931
NET ASSETS	$733,469,999	$17,237,601	$60,408,037
NET ASSETS consist of:
Paid-in capital	$ 691,518,893	$ 16,299,482	$ 45,218,306
Accumulated distributable earnings (loss)	41,951,106	938,119	15,189,731
NET ASSETS	$733,469,999	$17,237,601	$60,408,037
Investments, at cost - Unaffiliated	$697,036,525	$9,743,351	$11,936,148
Investments, at cost - Affiliated	$—	$6,554,834	$38,885,174
Total investments, at cost	$697,036,525	$16,298,185	$50,821,322
Premiums paid on options contracts purchased	$—	$—	$—
Premiums received on options contracts written	$—	$—	$—
Foreign currency, at cost	$—	$313	$—
Class I Shares:
NET ASSETS	$733,469,999	$17,237,601	$60,408,037
NET ASSET VALUE, per share	$12.89	$10.59	$15.14
Number of Shares outstanding	56,911,507	1,627,254	3,990,030
See Notes to Financial Statements

First Trust Capital Strength® Portfolio	First Trust International Developed Capital Strength® Portfolio	First Trust Growth StrengthTM Portfolio	First Trust Capital Strength® Hedged Equity Portfolio

$ 203,923,402	$ 41,271,341	$ 43,154,936	$ 17,569,456
—	—	—	—
203,923,402	41,271,341	43,154,936	17,569,456
—	—	—	35,379
—	9,839	—	—
—	—	—	10,183
—	—	—	65,619

12,186	3,257	2,548	312
—	—	—	—
182,124	32,821	13,052	16,194
807,102	—	679	14,543
—	147,000	—	—
—	—	—	3,163
313	7,641	71	30
204,925,127	41,471,899	43,171,286	17,714,879

—	—	—	374,099

2,389,007	—	—	—
83,629	8,558	8,314	—
—	97,088	1,900	175
40,693	8,282	8,764	3,497
32,554	6,626	7,012	2,798
4,852	973	1,037	417
7,598	3,726	1,462	550
14,357	15,667	14,365	16,382
6,724	5,639	5,550	5,449
1,789	3,441	1,030	4,886
793	793	793	793
37	52	51	13
—	—	—	—
114	36	82	3
13	14	12	7
438	68	191	196
2,582,598	150,963	50,563	409,265
$ 202,342,529	$ 41,320,936	$ 43,120,723	$ 17,305,614

$ 187,007,241	$ 35,778,343	$ 39,845,018	$ 17,876,366
15,335,288	5,542,593	3,275,705	(570,752)
$ 202,342,529	$ 41,320,936	$ 43,120,723	$ 17,305,614
$192,489,940	$37,292,596	$41,353,248	$17,297,722
$—	$—	$—	$—
$192,489,940	$37,292,596	$41,353,248	$17,297,722
$—	$—	$—	$256,503
$—	$—	$—	$319,222
$—	$9,820	$—	$—

$ 202,342,529	$ 41,320,936	$ 43,120,723	$ 17,305,614
$14.46	$14.71	$14.68	$9.71
13,988,694	2,809,108	2,936,486	1,782,265
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	First Trust/Dow Jones Dividend & Income Allocation Portfolio	First Trust Multi Income Allocation Portfolio	First Trust Dorsey Wright Tactical Core Portfolio
INVESTMENT INCOME:
Interest	$ 8,819,844	$ 54,417	$ 12,032
Dividends - Unaffiliated	4,401,212	126,112	251,131
Dividends - Affiliated	—	188,716	223,801
Foreign withholding tax on dividend income	(17,339)	(530)	—
Other	—	142	—
Total investment income	13,203,717	368,857	486,964
EXPENSES:
Investment advisory fees	2,209,414	49,286	98,270
12b-1 distribution and/or service fees:
Class I	920,589	20,536	70,193
Administrative service fees	736,472	16,428	56,154
Administrative fees	185,966	1,737	8,471
Licensing fees	119,926	—	28,046
Legal fees	52,700	1,377	4,243
Transfer agent fees	34,365	16,783	17,658
Commitment and administrative agency fees	24,807	10,926	—
Audit and tax fees	18,302	30,606	15,042
Shareholder reporting fees	17,384	13,962	14,195
Custodian fees	15,073	18,353	1,587
Trustees’ fees and expenses	10,526	10,467	10,461
Financial reporting fees	4,959	4,959	4,959
Expenses previously waived or reimbursed	—	—	—
Other	6,617	2,661	879
Total expenses	4,357,100	198,081	330,158
Fees waived and expenses reimbursed by the investment advisor	—	(131,010)	(133,378)
Net expenses	4,357,100	67,071	196,780
NET INVESTMENT INCOME (LOSS)	8,846,617	301,786	290,184
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	9,391,528	133,156	(21,149)
Investments - Affiliated	—	126	5,435,065
Purchased options contracts	—	—	—
Written options contracts	—	—	—
Foreign currency transactions	—	(2)	—
Net realized gain (loss)	9,391,528	133,280	5,413,916
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	8,339,274	559,706	(175,654)
Investments - Affiliated	—	(145,303)	1,765,473
Purchased options contracts	—	—	—
Written options contracts	—	—	—
Foreign currency translation	—	3	—
Net change in unrealized appreciation (depreciation)	8,339,274	414,406	1,589,819
NET REALIZED AND UNREALIZED GAIN (LOSS)	17,730,802	547,686	7,003,735
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 26,577,419	$ 849,472	$ 7,293,919
See Notes to Financial Statements

First Trust Capital Strength® Portfolio	First Trust International Developed Capital Strength® Portfolio	First Trust Growth StrengthTM Portfolio	First Trust Capital Strength® Hedged Equity Portfolio

$64,155	$18,322	$14,375	$1,020
1,731,160	870,295	117,908	149,664
—	—	—	—
—	(96,731)	—	—
—	—	—	366
1,795,315	791,886	132,283	151,050

488,213	119,161	120,010	62,073

244,106	49,650	50,004	20,691
195,285	39,720	40,003	15,299
40,607	12,238	5,454	287
772	3,926	485	153
13,216	2,760	3,192	1,270
20,792	17,296	17,210	16,724
—	—	—	—
15,017	16,427	15,014	17,252
15,636	14,129	15,975	13,977
3,249	4,381	2,740	6,692
10,474	10,455	10,454	10,446
4,959	4,959	4,959	4,959
20,102	—	—	—
1,640	653	749	651
1,074,068	295,755	286,249	170,474
—	(57,433)	(46,228)	(67,018)
1,074,068	238,322	240,021	103,456
721,247	553,564	(107,738)	47,594

3,814,681	1,566,800	1,621,729	264,078
—	—	—	—
—	—	—	(485,319)
—	—	—	495,281
—	(2,861)	—	—
3,814,681	1,563,939	1,621,729	274,040

(1,003,682)	(140,527)	259,000	(46,011)
—	—	—	—
—	—	—	(13,319)
—	—	—	(276,141)
—	(4,353)	—	—
(1,003,682)	(144,880)	259,000	(335,471)
2,810,999	1,419,059	1,880,729	(61,431)
$3,532,246	$1,972,623	$1,772,991	$(13,837)
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Changes in Net Assets

	First Trust/Dow Jones Dividend & Income Allocation Portfolio		First Trust Multi Income Allocation Portfolio
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$ 8,846,617	$ 19,066,034	$ 301,786	$ 703,801
Net realized gain (loss)	9,391,528	29,420,433	133,280	1,589,010
Net change in unrealized appreciation (depreciation)	8,339,274	(6,029,163)	414,406	(659,069)
Net increase (decrease) in net assets resulting from operations	26,577,419	42,457,304	849,472	1,633,742
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I Shares	(40,539,499)	(64,659,967)	(2,227,245)	(1,227,230)
Total distributions to shareholders from investment operations	(40,539,499)	(64,659,967)	(2,227,245)	(1,227,230)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	14,118,769	21,581,221	2,770,712	8,323,465
Proceeds from shares reinvested	40,539,499	64,659,967	2,227,245	1,227,230
Cost of shares redeemed	(60,000,517)	(165,798,682)	(1,811,203)	(14,237,272)
Net increase (decrease) in net assets resulting from capital transactions	(5,342,249)	(79,557,494)	3,186,754	(4,686,577)
Total increase (decrease) in net assets	(19,304,329)	(101,760,157)	1,808,981	(4,280,065)
NET ASSETS:
Beginning of period	752,774,328	854,534,485	15,428,620	19,708,685
End of period	$ 733,469,999	$ 752,774,328	$ 17,237,601	$ 15,428,620
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio		First Trust Capital Strength® Portfolio		First Trust International Developed Capital Strength® Portfolio		First Trust Growth StrengthTM Portfolio
Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025

$ 290,184	$ 543,711	$ 721,247	$ 950,187	$ 553,564	$ 501,383	$ (107,738)	$ (102,460)
5,413,916	3,080,001	3,814,681	5,569,791	1,563,939	838,270	1,621,729	2,242,404
1,589,819	1,277,029	(1,003,682)	2,970,513	(144,880)	4,122,492	259,000	943,205
7,293,919	4,900,741	3,532,246	9,490,491	1,972,623	5,462,145	1,772,991	3,083,149

(2,372,666)	(484,841)	(6,129,125)	(920,098)	(499,899)	(1,220,721)	—	(2,146,814)
(2,372,666)	(484,841)	(6,129,125)	(920,098)	(499,899)	(1,220,721)	—	(2,146,814)

3,025,784	5,902,720	15,497,758	37,275,366	5,013,535	18,234,572	6,992,610	16,710,208
2,372,665	484,841	6,129,125	920,098	499,899	1,220,721	—	2,146,814
(4,020,134)	(9,563,181)	(6,114,459)	(14,675,398)	(6,392,942)	(7,065,231)	(2,352,856)	(2,481,905)
1,378,315	(3,175,620)	15,512,424	23,520,066	(879,508)	12,390,062	4,639,754	16,375,117
6,299,568	1,240,280	12,915,545	32,090,459	593,216	16,631,486	6,412,745	17,311,452

54,108,469	52,868,189	189,426,984	157,336,525	40,727,720	24,096,234	36,707,978	19,396,526
$ 60,408,037	$ 54,108,469	$ 202,342,529	$ 189,426,984	$ 41,320,936	$ 40,727,720	$ 43,120,723	$ 36,707,978
See Notes to Financial Statements

First Trust Variable Insurance Trust
Statements of Changes in Net Assets (Continued)

	First Trust Capital Strength® Hedged Equity Portfolio
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$ 47,594	$ 51,991
Net realized gain (loss)	274,040	(726,059)
Net change in unrealized appreciation (depreciation)	(335,471)	235,921
Net increase (decrease) in net assets resulting from operations	(13,837)	(438,147)
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class I Shares	(34,029)	(52,187)
Total distributions to shareholders from investment operations	(34,029)	(52,187)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	2,644,222	9,062,000
Proceeds from shares reinvested	34,029	52,187
Cost of shares redeemed	(586,023)	(2,408,617)
Net increase (decrease) in net assets resulting from capital transactions	2,092,228	6,705,570
Total increase (decrease) in net assets	2,044,362	6,215,236
NET ASSETS:
Beginning of period	15,261,252	9,046,016
End of period	$ 17,305,614	$ 15,261,252
See Notes to Financial Statements

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Financial Highlights
For a Share outstanding throughout each period

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
Class I Shares		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 13.17	$ 13.58	$ 13.24	$ 12.47	$ 16.63	$ 15.07
Income from investment operations:
Net investment income (loss)	0.16 (a)	0.31 (a)	0.33 (a)	0.29 (a)	0.20	0.16 (a)
Net realized and unrealized gain (loss)	0.31	0.38	0.46	0.99	(2.32)	1.67
Total from investment operations	0.47	0.69	0.79	1.28	(2.12)	1.83
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.32)	(0.33)	(0.29)	(0.19)	(0.15)
Net realized gain	(0.56)	(0.78)	(0.12)	(0.22)	(1.85)	(0.12)
Total distributions	(0.75)	(1.10)	(0.45)	(0.51)	(2.04)	(0.27)
Net asset value, end of period	$12.89	$13.17	$13.58	$13.24	$12.47	$16.63
Total return (b)	3.64%	5.30%	6.01%	10.51%	(12.20)%	12.25%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 733,470	$ 752,774	$ 854,534	$ 909,989	$ 907,939	$ 1,080,143
Ratio of total expenses to average net assets	1.18% (c)	1.18%	1.18%	1.19%	1.20%	1.19%
Ratio of net investment income (loss) to average net assets	2.40% (c)	2.33%	2.42%	2.29%	1.44%	0.99%
Portfolio turnover rate	45%	67%	95%	124%	119%	120%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Annualized.
See Notes to Financial Statements

First Trust Multi Income Allocation Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
Class I Shares		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 11.55	$ 11.35	$ 11.36	$ 11.13	$ 12.60	$ 11.44
Income from investment operations:
Net investment income (loss)	0.22 (a)	0.39 (a)	0.39 (a)	0.38 (a)	0.31	0.27 (a)
Net realized and unrealized gain (loss)	0.39	0.46	0.68	0.58	(1.27)	1.17
Total from investment operations	0.61	0.85	1.07	0.96	(0.96)	1.44
Distributions paid to shareholders from:
Net investment income	(0.51)	(0.39)	(0.59)	(0.39)	(0.34)	(0.28)
Net realized gain	(1.06)	(0.26)	(0.49)	(0.34)	(0.17)	—
Total distributions	(1.57)	(0.65)	(1.08)	(0.73)	(0.51)	(0.28)
Net asset value, end of period	$10.59	$11.55	$11.35	$11.36	$11.13	$12.60
Total return (b) (c)	5.33%	7.71%	9.98%	8.94%	(7.52)%	12.69%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 17,238	$ 15,429	$ 19,709	$ 36,174	$ 37,121	$ 40,243
Ratio of total expenses to average net assets (d)	2.41% (e)	2.10% (f)	2.01%	1.80%	1.73%	1.81%
Ratio of net expenses to average net assets (d)	0.82% (e)	0.84% (f)	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets (d)	3.67% (e)	3.38%	3.47%	3.40%	2.61%	2.22%
Portfolio turnover rate	19%	75%	44%	52%	50%	36%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 2.09% and 0.83%, respectively.
See Notes to Financial Statements

First Trust Dorsey Wright Tactical Core Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
Class I Shares		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 13.87	$ 12.76	$ 11.44	$ 10.49	$ 15.10	$ 13.68
Income from investment operations:
Net investment income (loss)	0.07 (a)	0.14 (a)	0.10 (a)	0.23 (a)	0.20	0.06
Net realized and unrealized gain (loss)	1.82	1.09	1.33	0.94	(2.75)	1.83
Total from investment operations	1.89	1.23	1.43	1.17	(2.55)	1.89
Distributions paid to shareholders from:
Net investment income	(0.06)	(0.12)	(0.11)	(0.22)	(0.18)	(0.06)
Net realized gain	(0.56)	—	—	—	(1.88)	(0.41)
Total distributions	(0.62)	(0.12)	(0.11)	(0.22)	(2.06)	(0.47)
Net asset value, end of period	$15.14	$13.87	$12.76	$11.44	$10.49	$15.10
Total return (b) (c)	13.61%	9.69%	12.53%	11.28%	(17.05)%	13.87%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 60,408	$ 54,108	$ 52,868	$ 50,012	$ 47,164	$ 67,914
Ratio of total expenses to average net assets (d)	1.18% (e)	1.19% (f)	1.16%	1.35%	1.21%	1.16%
Ratio of net expenses to average net assets (d)	0.70% (e)	0.77% (f)	0.77%	0.79%	0.83%	0.72%
Ratio of net investment income (loss) to average net assets (d)	1.03% (e)	1.03%	0.84%	2.11%	1.58%	0.39%
Portfolio turnover rate	95%	78%	45%	161%	220%	78%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 1.18% and 0.76%, respectively.
See Notes to Financial Statements

First Trust Capital Strength® Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
Class I Shares		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 14.66	$ 13.94	$ 13.55	$ 12.69	$ 14.33	$ 12.06
Income from investment operations:
Net investment income (loss)	0.05 (a)	0.08 (a)	0.11 (a)	0.13 (a)	0.08	0.07
Net realized and unrealized gain (loss)	0.21	0.71	1.31	0.85	(1.61)	2.95
Total from investment operations	0.26	0.79	1.42	0.98	(1.53)	3.02
Distributions paid to shareholders from:
Net investment income	(0.04)	(0.07)	(0.10)	(0.12)	(0.08)	(0.07)
Net realized gain	(0.42)	—	(0.91)	—	(0.03)	(0.68)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.46)	(0.07)	(1.03)	(0.12)	(0.11)	(0.75)
Net asset value, end of period	$14.46	$14.66	$13.94	$13.55	$12.69	$14.33
Total return (b) (c)	1.80%	5.70%	10.41%	7.75%	(10.68)%	25.29%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 202,343	$ 189,427	$ 157,337	$ 117,039	$ 85,561	$ 59,093
Ratio of total expenses to average net assets	1.10% (d)	1.11% (e)	1.12%	1.19%	1.27%	1.52%
Ratio of net expenses to average net assets	1.10% (d)	1.11% (e)	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	0.74% (d)	0.55%	0.77%	1.01%	0.67%	0.65%
Portfolio turnover rate	49%	116%	91%	107%	133%	115%

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(c)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 1.10%.
See Notes to Financial Statements

First Trust International Developed Capital Strength® Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
Class I Shares		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 14.16	$ 12.24	$ 12.48	$ 10.75	$ 13.50	$ 12.68
Income from investment operations:
Net investment income (loss)	0.20 (a)	0.21 (a)	0.11 (a)	0.08 (a)	0.14	0.16
Net realized and unrealized gain (loss)	0.53	2.17	0.11 (b)	1.73	(2.76)	2.22
Total from investment operations	0.73	2.38	0.22	1.81	(2.62)	2.38
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.19)	(0.15)	(0.08)	(0.09)	(0.25)
Net realized gain	(0.00) (c)	(0.27)	(0.26)	—	(0.04)	(1.31)
Return of capital	—	—	(0.05)	—	—	—
Total distributions	(0.18)	(0.46)	(0.46)	(0.08)	(0.13)	(1.56)
Net asset value, end of period	$14.71	$14.16	$12.24	$12.48	$10.75	$13.50
Total return (d) (e)	5.18%	19.53%	1.76%	16.90%	(19.38)%	19.24%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 41,321	$ 40,728	$ 24,096	$ 11,270	$ 5,049	$ 3,059
Ratio of total expenses to average net assets	1.49% (f)	1.59% (g)	2.02%	3.17%	5.00%	7.59%
Ratio of net expenses to average net assets	1.20% (f)	1.21% (g)	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	2.79% (f)	1.52%	0.84%	0.65%	1.02%	0.89%
Portfolio turnover rate	40%	68%	70%	90%	76%	83%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)	Amount represents less than $0.01 per share.
(d)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(e)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(f)	Annualized.
(g)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 1.58% and 1.20%, respectively.
See Notes to Financial Statements

First Trust Growth StrengthTM Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,		Period Ended 12/31/2023 (a)
Class I Shares		2025	2024
Net asset value, beginning of period	$ 14.07	$ 13.37	$ 12.63	$ 10.00
Income from investment operations:
Net investment income (loss) (b)	(0.04)	(0.05)	(0.01)	0.02
Net realized and unrealized gain (loss)	0.65	1.63	1.93	2.71
Total from investment operations	0.61	1.58	1.92	2.73
Distributions paid to shareholders from:
Net investment income	—	—	—	(0.01)
Net realized gain	—	(0.88)	(1.16)	(0.09)
Return of capital	—	—	(0.02)	—
Total distributions	—	(0.88)	(1.18)	(0.10)
Net asset value, end of period	$14.68	$14.07	$13.37	$12.63
Total return (c) (d)	4.34%	11.75%	15.03%	27.20%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 43,121	$ 36,708	$ 19,397	$ 7,186
Ratio of total expenses to average net assets	1.43% (e)	1.55% (f)	1.91%	4.46% (e)
Ratio of net expenses to average net assets	1.20% (e)	1.21% (f)	1.20%	1.20% (e)
Ratio of net investment income (loss) to average net assets	(0.54)% (e)	(0.37)%	(0.07)%	0.24% (e)
Portfolio turnover rate	57%	113%	131%	51%

(a)	The Fund’s shares were seeded on May 15, 2023, and commenced operations on May 16, 2023.
(b)	Based on average shares outstanding.
(c)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(d)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.54% and 1.20%, respectively.
See Notes to Financial Statements

First Trust Capital Strength® Hedged Equity Portfolio
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,		Period Ended 12/31/2023 (a)
Class I Shares		2025	2024
Net asset value, beginning of period	$ 9.71	$ 9.97	$ 9.79	$ 10.00
Income from investment operations:
Net investment income (loss) (b)	0.03	0.04	0.07	0.05
Net realized and unrealized gain (loss)	(0.01)	(0.26)	0.17 (c)	(0.23)
Total from investment operations	0.02	(0.22)	0.24	(0.18)
Distributions paid to shareholders from:
Net investment income	(0.02)	(0.04)	(0.06)	(0.03)
Return of capital	—	—	(0.00) (d)	—
Total distributions	(0.02)	(0.04)	(0.06)	(0.03)
Net asset value, end of period	$9.71	$9.71	$9.97	$9.79
Total return (e) (f)	0.20%	(2.26)%	2.42%	(1.79)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 17,306	$ 15,261	$ 9,046	$ 2,982
Ratio of total expenses to average net assets	2.06% (g)	2.32%	3.30%	6.87% (g)
Ratio of net expenses to average net assets	1.25% (g)	1.26% (h)	1.25%	1.25% (g)
Ratio of net investment income (loss) to average net assets	0.58% (g)	0.42%	0.69%	1.25% (g)
Portfolio turnover rate	52%	136%	121%	49%

(a)	The Fund’s shares were seeded on August 13, 2023, and commenced operations on August 14, 2023.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)	Amount is less than $0.01.
(e)
Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns above.

(f)	Total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(g)	Annualized.
(h)	Includes extraordinary expenses. If these extraordinary expenses were not included, the net expense ratio would have been 1.25%.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
1. Organization
First Trust Variable Insurance Trust (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). This report covers First Trust/Dow Jones Dividend & Income Allocation Portfolio (“First Trust Dow Jones”), which commenced operations on May 1, 2012, First Trust Multi Income Allocation Portfolio (“First Trust Multi Income”), which commenced operations on May 1, 2014, First Trust Dorsey Wright Tactical Core Portfolio (“First Trust Dorsey Wright”), which commenced operations on October 30, 2015, First Trust Capital Strength® Portfolio (“First Trust Capital Strength®”), which commenced operations on May 1, 2020, First Trust International Developed Capital Strength® Portfolio (“First Trust International Developed Capital Strength®”), which commenced operations on May 1, 2020, First Trust Growth Strength™ Portfolio (“First Trust Growth Strength™”), which commenced operations on May 16, 2023, and First Trust Capital Strength® Hedged Equity Portfolio (“First Trust Capital Strength® Hedged Equity”), which commenced operations on August 14, 2023 (each a “Fund” and collectively, the “Funds”). First Trust Capital Strength® Hedged Equity operates as a non-diversified series of the Trust. Each of First Trust Capital Strength®, First Trust Dorsey Wright, First Trust Dow Jones, First Trust Multi Income, First Trust Growth Strength™ and First Trust International Developed Capital Strength® operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund’s shares are sold only to variable insurance accounts (each an “Account”) to fund the benefits of the variable annuity and variable life insurance contracts (each a “Contract” and collectively, the “Contracts”) issued by life insurance companies writing variable annuity contracts and variable life insurance contracts with which the Trust has a contract (each a “Participating Insurance Company”). The Funds each offer one share class: Class I.
First Trust Dow Jones’ investment objective seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds. First Trust Dow Jones seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed-income securities at the time of purchase. Under normal market conditions, at the time of purchase at least 80% of the Fund’s net assets (including investment borrowings) will be invested in securities of issuers included in a Dow Jones index. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend-paying stocks included in the Dow Jones U.S. Total Stock Market IndexSM. First Trust Advisors L.P. (“First Trust” or the “Advisor”) reserves the right to over-weight, under-weight or exclude certain securities from the portfolio that would otherwise be selected pursuant to the quantitative process in certain instances.
First Trust Dow Jones’ fixed-income component seeks to provide income and preserve capital through investing in a diversified investment-grade debt portfolio. Investment-grade debt securities are those rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. Under normal market conditions, at the time of purchase approximately 80% of the net assets of the Fund allocated to corporate debt will be invested in investment-grade debt securities included in the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM (the “Bond Index”) and other investment-grade debt securities of issuers whose securities are included in the Bond Index; and investment-grade debt securities of issuers included in the Dow Jones Composite AverageTM. The Fund may also invest in U.S. government and agency securities, including mortgage-backed securities. The Fund may, at certain times, also hold exchange-traded funds (“ETFs”) that invest in investment-grade corporate debt securities and U.S. government bonds in lieu of investing directly in such securities. The Fund may also invest in companies with various market capitalizations and when-issued, to-be-announced (“TBA”) and delayed delivery securities.
First Trust Multi Income’s primary investment objective is to maximize current income, with a secondary objective of capital appreciation. First Trust Multi Income seeks to achieve its objectives through diversified exposure to nine income generating asset classes: dividend paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), high yield or “junk” bonds, floating-rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities. The Fund is actively managed by First Trust and implementing the strategy involves multiple portfolio management teams.
The Advisor tactically adjusts allocation weights in a manner deemed to offer attractive levels of total return relative to the level of expected risk. The Advisor intends to adjust asset allocation weights quarterly but may do so more or less frequently depending upon market conditions. The maximum weight of any asset class, at the time of adjustment, is 20%. The minimum weight of any asset class, at the time of adjustment, is 5%.
First Trust Multi Income may, at certain times, invest in ETFs that generally provide exposure to the nine asset classes in lieu of investing directly in such asset classes. Certain of the ETFs may be advised by First Trust. As a result, First Trust will also earn advisory fees on the underlying ETFs.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
In general, the U.S. dollar-denominated fixed-income securities in which First Trust Multi Income invests may be issued by U.S. and non-U.S. issuers, of any credit quality, including high yield securities. The high yield securities in which the Fund invests are rated below investment-grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as “junk” bonds. The Fund also invests in the equity securities of domestic and foreign issuers (including emerging markets) listed on a U.S. or foreign securities exchange and non-U.S. securities that are listed on a U.S. securities exchange in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest in equity securities issued by small, mid or large capitalization companies. The Fund may also invest in bank loans, covenant-lite loans, hybrid capital securities, senior loans and when-issued, TBA and delayed delivery securities.
First Trust Dorsey Wright’s investment objective seeks to provide total return. First Trust Dorsey Wright seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in ETFs that comprise the Dorsey Wright Tactical Tilt Moderate CoreTM Index. It is expected that a majority of the ETFs in which the Fund invests will be advised by First Trust.
First Trust Capital Strength® seeks to provide capital appreciation. First Trust Capital Strength® seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the securities that comprise The Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust International Developed Capital Strength® seeks to provide capital appreciation. First Trust International Developed Capital Strength® seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the securities that comprise The International Developed Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust Growth Strength™ seeks to provide long-term capital appreciation. First Trust Growth Strength™ seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise The Growth Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc.
First Trust Capital Strength® Hedged Equity seeks to provide long-term capital appreciation. First Trust Capital Strength® Hedged Equity seeks to achieve its investment objective by investing, under normal market conditions, primarily in the securities that comprise The Capital Strength™ Index which is developed, maintained and sponsored by Nasdaq, Inc. and by utilizing an “option strategy” consisting of purchasing and writing (selling) U.S. exchange-traded put and call options on the S&P 500® Index or ETFs that track the S&P 500® Index.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee, in accordance with valuation procedures approved by the Trust’s Board of Trustees (the “Board”), and in

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, preferred stocks, MLPs, ETFs, REITs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service.  If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the borrower/issuer, or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
14)
borrower’s/issuer’s competitive position within the industry;
15)
borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Options Contracts
First Trust Capital Strength® Hedged Equity employs an option overlay strategy in which the Fund systematically purchases and writes (sells) exchange-traded options that seek to lower volatility over a full market cycle. The Fund purchases and writes (sells) exchange-traded put options and writes (sells) exchange-traded call options to provide an option overlay strategy known as a “put/spread collar” strategy. The exchange-traded options are either on the S&P 500® Index or on exchange-traded funds that track the S&P 500® Index. The put/spread collar strategy seeks to provide investors with a level of downside protection from the put options while still allowing for a portion of upside participation in the returns of the S&P 500® Index based on the call options.
When the Fund writes (sells) an option, an amount equal to the premium received is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Statements of Assets and Liabilities. Gain or loss on purchased options is included in “Net realized gain (loss) on purchased options contracts” on the Statements of Operations.
C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
D. Cash and Cash Equivalents
Normally, the Funds invest substantially all of their assets to meet their investment objectives. The Funds may invest the remainder of their assets in securities with maturities of less than one year, cash equivalents, or they may hold cash. The investment in such instruments is not a principal investment strategy of First Trust Dow Jones, First Trust Multi Income, First Trust Capital Strength®, First Trust International Developed Capital Strength®, First Trust Growth Strength™, or First Trust Capital Strength® Hedged Equity. The percentage of each Fund’s net assets invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities, or they may hold cash.
E. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
F. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
G. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
H. Affiliated Transactions
First Trust Multi Income and First Trust Dorsey Wright invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
Amounts relating to these investments in First Trust Multi Income at June 30, 2026, and for the six months then ended are:
Security Name	Shares at 6/30/2026	Value at 12/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2026	Dividend Income
First Trust AAA CMBS ETF	7,790	$159,695	$ —	$ —	$ (1,479)	$ —	$158,216	$3,467
First Trust Intermediate Government Opportunities ETF	31,000	634,725	—	—	(8,872)	—	625,853	15,190
First Trust Limited Duration Investment Grade Corporate ETF	18,992	305,658	106,228	(47,770)	(5,754)	(268)	358,094	7,830
First Trust Preferred Securities and Income ETF	84,175	1,387,635	336,469	(186,611)	(32,240)	(204)	1,505,049	43,727
First Trust Senior Loan Fund	48,255	1,846,808	491,020	(129,922)	(46,038)	(2,457)	2,159,411	63,152
First Trust Structured Credit Income Opportunities ETF	7,601	158,101	—	—	(988)	—	157,113	4,333
First Trust Tactical High Yield ETF	36,900	1,377,236	352,150	(182,524)	(49,932)	3,055	1,499,985	51,017
		$5,869,858	$1,285,867	$ (546,827)	$ (145,303)	$126	$6,463,721	$188,716

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
Amounts relating to these investments in First Trust Dorsey Wright at June 30, 2026, and for the six months then ended are:

Security Name	Shares at 6/30/2026	Value at 12/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2026	Dividend Income
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	29,303	$ —	$1,328,280	$ (38,159)	$272,056	$6,120	$1,568,297	$4,434
First Trust China AlphaDEX® Fund	—	334,491	1,140,198	(1,413,845)	(94,424)	33,580	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	38,710	864,298	2,835,009	(315,874)	142,910	138,623	3,664,966	42,988
First Trust Dow Jones Internet Index Fund	—	5,342,685	—	(4,873,585)	(1,944,579)	1,475,479	—	—
First Trust Emerging Markets AlphaDEX® Fund	116,033	732,050	2,848,550	(183,348)	253,285	61,277	3,711,814	25,940
First Trust Energy AlphaDEX® Fund	—	—	3,423,461	(3,001,168)	—	(422,293)	—	8,944
First Trust Europe AlphaDEX® Fund	23,751	263,236	1,134,931	(44,432)	(2,271)	3,530	1,354,994	20,791
First Trust Eurozone AlphaDEX® ETF	20,880	341,929	1,131,899	(115,121)	(1,499)	28,174	1,385,382	22,945
First Trust Financial AlphaDEX® Fund	—	4,604,826	289,209	(4,840,664)	(337,725)	284,354	—	—
First Trust Germany AlphaDEX® Fund	20,262	273,703	1,139,158	(46,002)	(88,307)	7,463	1,286,015	17,065
First Trust Indxx Aerospace & Defense ETF	—	4,748,535	—	(5,125,502)	(90,998)	467,965	—	2,120
First Trust International Equity Opportunities ETF	16,249	—	1,404,888	—	(44,197)	—	1,360,691	5,549
First Trust Large Cap Core AlphaDEX® Fund	32,481	5,591,586	83,451	(1,930,637)	42,458	756,370	4,543,228	18,299
First Trust Large Cap Growth AlphaDEX® Fund	24,864	5,850,190	87,303	(2,000,257)	78,248	802,413	4,817,897	2,563
First Trust Mid Cap Core AlphaDEX® Fund	—	—	4,202,289	(4,470,410)	—	268,121	—	17,514
First Trust Mid Cap Growth AlphaDEX® Fund	40,005	5,364,852	4,341,063	(5,712,951)	(434,869)	876,583	4,434,678	—
First Trust Nasdaq Bank ETF	—	—	3,404,302	(3,196,343)	—	(207,959)	—	6,733
First Trust Nasdaq Oil & Gas ETF	—	—	2,977,242	(2,863,605)	—	(113,637)	—	9,803
First Trust Nasdaq Semiconductor ETF	23,728	4,297,832	367,845	(1,849,307)	3,497,105	447,819	6,761,294	1,158
First Trust Nasdaq Transportation ETF	80,333	—	3,484,212	(92,045)	267,845	956	3,660,968	12,955
First Trust NASDAQ-100- Technology Sector Index Fund	9,147	—	2,892,189	—	169,220	—	3,061,409	—
First Trust NYSE® Arca® Biotechnology Index Fund	17,040	—	5,348,788	(1,564,938)	489,379	(49,183)	4,224,046	—
First Trust Technology AlphaDEX® Fund	14,038	—	2,907,971	—	141,363	—	3,049,334	—
First Trust United Kingdom AlphaDEX® Fund	—	311,259	1,111,748	(1,350,701)	(95,048)	22,742	—	4,000
First Trust Utilities AlphaDEX® Fund	—	4,744,774	258,620	(5,095,483)	(454,479)	546,568	—	—
		$43,666,246	$48,142,606	$ (50,124,377)	$1,765,473	$5,435,065	$48,885,013	$223,801

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
I. Dividends and Distributions to Shareholders
Distributions from net investment income of each Fund, if any, are declared and paid semi-annually. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually. All dividends payable by each Fund will be reinvested in the Fund. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund listed below during the fiscal year ended December 31, 2025, were as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dow Jones	$ 47,545,487	$ 17,114,480	$ —
First Trust Multi Income	894,824	332,406	—
First Trust Dorsey Wright	484,841	—	—
First Trust Capital Strength®	920,098	—	—
First Trust International Developed Capital Strength®	700,275	520,446	—
First Trust Growth StrengthTM	1,242,577	904,237	—
First Trust Capital Strength® Hedged Equity	52,187	—	—
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones	$ 4,844,589	$ 28,263,702	$ 22,804,895
First Trust Multi Income	617,539	1,404,109	294,244
First Trust Dorsey Wright	116,950	2,139,461	8,012,067
First Trust Capital Strength®	238,583	5,335,371	12,358,213
First Trust International Developed Capital Strength®	5,485	2,582	4,061,802
First Trust Growth StrengthTM	—	—	1,502,714
First Trust Capital Strength® Hedged Equity	—	(795,049)	272,163
J. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2022, 2023, 2024 and 2025 remain open to federal and state audit for First Trust Dow Jones, First Trust Multi Income, First Trust Dorsey Wright, First Trust Capital Strength®, and First Trust International Developed Capital Strength®. The taxable years ended 2023, 2024 and 2025 remain open to federal and state audit for First Trust Growth Strength™ and First Trust Capital Strength® Hedged Equity. As of June 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
Each Fund intends to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available as shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforward
First Trust Dow Jones	$ —
First Trust Multi Income	—
First Trust Dorsey Wright	—
First Trust Capital Strength®	—
First Trust International Developed Capital Strength®	—
First Trust Growth StrengthTM	—
First Trust Capital Strength® Hedged Equity	795,049
During the taxable year ended December 31, 2025, the following Funds utilized non-expiring capital loss carryforwards in the following amounts:
Capital Loss Carryforward Utilized
First Trust Dow Jones	$ —
First Trust Multi Income	—
First Trust Dorsey Wright	950,174
First Trust Capital Strength®	—
First Trust International Developed Capital Strength®	—
First Trust Growth StrengthTM	—
First Trust Capital Strength® Hedged Equity	—
As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dow Jones	$ 697,036,525	$ 67,224,098	$ (33,448,047)	$ 33,776,051
First Trust Multi Income	16,298,185	1,192,926	(245,013)	947,913
First Trust Dorsey Wright	50,821,322	10,194,320	(514,357)	9,679,963
First Trust Capital Strength®	192,489,940	22,813,798	(11,380,336)	11,433,462
First Trust International Developed Capital Strength®	37,292,596	5,079,464	(1,100,719)	3,978,745
First Trust Growth StrengthTM	41,353,248	6,034,644	(4,232,956)	1,801,688
First Trust Capital Strength® Hedged Equity	17,235,003	1,407,894	(1,437,357)	(29,463)
K. Expenses
Each Fund will pay all expenses directly related to its operations.
Each Participating Insurance Company performs certain administrative services for the Funds, their Accounts and the Contracts. Each Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by Participating Insurance Companies in connection with these services.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Disclaimer in the Other Information section of this report). The Trust, on behalf of First Trust Dow Jones, First Trust Dorsey Wright, First Trust Capital Strength®, First Trust International Developed Capital Strength®, First Trust Growth StrengthTM and First Trust Capital Strength® Hedged Equity, is a sub-licensee to these license agreements and is required to pay licensing fees, which are shown on the Statements of Operations.
L. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the Funds. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of the average daily net assets for First Trust Dow Jones, First Trust Multi Income, First Trust International Developed Capital Strength®, and First Trust Growth StrengthTM, 0.35% of the average daily net assets for First Trust Dorsey Wright, 0.50% of the average daily net assets for First Trust Capital Strength® and 0.75% of the average daily net assets for First Trust Capital Strength® Hedged Equity. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $10,000 per Fund.
In addition, First Trust Multi Income and First Trust Dorsey Wright incur their respective pro rata share of fees and expenses attributable to each Fund’s investments in other investment companies (“acquired fund fees and expenses”). The total of net expenses and acquired fund fees and expenses represents each Fund’s total net annual operating expenses.
First Trust Multi Income and First Trust have retained Energy Income Partners, LLC (“EIP”) and Stonebridge Advisors LLC (“Stonebridge”) (collectively, the “Sub-Advisors”), affiliates of First Trust, to serve as investment sub-advisors. In this capacity, the Sub-Advisors provide recommendations to the Advisor regarding the selection and ongoing monitoring of certain securities in First Trust Multi Income’s investment portfolio. EIP acts as sub-advisor for, and manages on a discretionary basis the investment and reinvestment of, only the assets of First Trust Multi Income allocated to EIP by the Advisor and furnishes an investment program in respect of and makes investment decisions only with respect to the portion of First Trust Multi Income’s investment portfolio allocated to it by the Advisor. EIP, an affiliate of the Advisor, has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the MLP, MLP affiliate and energy infrastructure securities in First Trust Multi Income’s investment portfolio and to exercise discretion only with respect to assets of First Trust Multi Income allocated to EIP. Stonebridge serves as a nondiscretionary sub-advisor. Stonebridge has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in First Trust Multi Income’s investment portfolio.
For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay EIP a sub-advisory fee equal to 40% monthly in arrears of any remaining monthly investment management fee paid to the Advisor for the average daily net assets allocated to EIP after First Trust’s waiver of any of its investment management fee to comply with the then-current expense cap, as defined below. For the services provided and the expenses assumed pursuant to the investment sub-advisory agreement, First Trust will pay Stonebridge a portfolio management fee equal to an annual rate of 0.20% of the Fund’s average daily net assets allocated to Stonebridge.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP. FTCP also owns, through a wholly-owned subsidiary, a 51% ownership interest in Stonebridge.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as sub-advisor to First Trust Capital Strength® Hedged Equity. Pursuant to the Investment Management Agreement and the Investment Sub-Advisory Agreement, Vest is responsible for the selection and

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
ongoing monitoring of the securities in the First Trust Capital Strength® Hedge Equity’s investment portfolio, and First Trust will supervise Vest and its management of the investment of the Fund’s assets.
First Trust has agreed to waive fees and/or pay First Trust Dow Jones’, First Trust Multi Income’s, First Trust International Developed Capital Strength®’s and First Trust Growth StrengthTM’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.20% (the “Expense Cap”), of each Fund’s average daily net assets per year at least until May 1, 2028. First Trust has agreed to waive fees and/or pay First Trust Dorsey Wright’s expenses to the extent necessary to prevent the operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.30% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2028. For First Trust Dorsey Wright, because acquired fund fees and expenses are estimated, First Trust will periodically adjust the amount of the fee waiver and expense reimbursement in order to attempt to meet the Expense Cap. However, total net annual fund expenses may be higher or lower than the Expense Cap. First Trust has agreed to waive fees and/or pay First Trust Capital Strength®’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.10% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2028. First Trust has agreed to waive fees and/or pay First Trust Capital Strength® Hedged Equity’s expenses to the extent necessary to prevent the annual operating expenses of Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, if any, taxes and extraordinary expenses) from exceeding 1.25% (the “Expense Cap”) of the Fund’s average daily net assets per year at least until May 1, 2028.
Expenses borne and fees waived by First Trust are subject to reimbursement by each Fund for up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place, (ii) the Expense Cap in place at the time the fees were waived or expenses reimbursed, or (iii) the current Expense Cap. These amounts, if any, are included in “Expenses previously waived or reimbursed” on the Statements of Operations.
The advisory fee waivers and expense reimbursements for the six months ended June 30, 2026, and the expenses borne and fees waived by First Trust subject to recovery from the applicable Fund at June 30, 2026, are included in the following table.
			Fees Waived or Expenses Borne by First Trust Subject to Recovery
	Fees Waived	Expenses Reimbursed	Six Months Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025	Six Months Ended June 30, 2026	Total
First Trust Multi Income	$ 49,286	$ 81,724	$ 111,171	$ 197,137	$ 186,291	$ 99,510	$ 594,109
First Trust Dorsey Wright	98,270	35,108	143,266	203,129	219,700	127,086	693,181
First Trust Capital Strength®	—	—	41,102	33,248	2,555	—	76,905
First Trust International Developed Capital Strength®	57,433	—	77,877	135,426	126,662	57,433	397,398
First Trust Growth Strength™	46,228	—	49,650	89,715	94,934	46,228	280,527
First Trust Capital Strength® Hedged Equity	62,073	4,945	44,759	115,942	132,719	67,018	360,438
During the six months ended June 30, 2026, First Trust recovered $20,102 in fees that were previously waived or reimbursed in First Trust Capital Strength®.
First Trust agreed to waive fees in the amount of 0.40% of the First Trust Multi Income’s average daily net assets through May 1, 2028. Prior to April 13, 2026, First Trust waived fees in the amount of 0.37% of the First Trust Multi Income’s average daily net assets. During the six months ended June 30, 2026, First Trust reimbursed First Trust Multi Income $31,500 of fees that are not subject to recovery.
Effective April 13, 2026, First Trust agreed to waive fees in the amount of 0.05% of the First Trust Dorsey Wright’s average daily net assets through May 1, 2028. During the six months ended June 30, 2026, First Trust reimbursed First Trust Dorsey Wright $6,292 of fees that are not subject to recovery.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as each Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Funds. BNY IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
The Bank of New York Mellon (“BNY”) serves as each Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Funds, including maintaining the Funds’ books of account, records of the Funds’ securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of each Fund’s assets. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions for First Trust Dow Jones were as follows:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Sales:
Class I	1,060,079	$14,118,769	1,616,869	$21,581,221
Total Sales	1,060,079	$ 14,118,769	1,616,869	$ 21,581,221
Dividend Reinvestment:
Class I	3,177,077	$40,539,499	5,019,283	$64,659,967
Total Dividend Reinvestment	3,177,077	$ 40,539,499	5,019,283	$64,659,967
Redemptions:
Class I	(4,499,711)	$(60,000,517)	(12,377,407)	$ (165,798,682
Total Redemptions	(4,499,711)	$(60,000,517)	(12,377,407)	$ (165,798,682)

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
Capital transactions for First Trust Multi Income were as follows:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Sales:
Class I	232,193	$2,770,712	729,238	$8,323,465
Total Sales	232,193	$2,770,712	729,238	$8,323,465
Dividend Reinvestment:
Class I	211,113	$2,227,245	110,861	$1,227,230
Total Dividend Reinvestment	211,113	$2,227,245	110,861	$1,227,230
Redemptions:
Class I	(152,049)	$(1,811,203)	(1,240,177)	$(14,237,272)
Total Redemptions	(152,049)	$(1,811,203)	(1,240,177)	$(14,237,272)
Capital transactions for First Trust Dorsey Wright were as follows:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Sales:
Class I	207,879	$3,025,784	459,838	$5,902,720
Total Sales	207,879	$3,025,784	459,838	$5,902,720
Dividend Reinvestment:
Class I	156,922	$2,372,665	35,718	$484,841
Total Dividend Reinvestment	156,922	$2,372,665	35,718	$484,841
Redemptions:
Class I	(275,331)	$(4,020,134)	(739,427)	$(9,563,181)
Total Redemptions	(275,331)	$(4,020,134)	(739,427)	$(9,563,181)
Capital transactions for First Trust Capital Strength® were as follows:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Sales:
Class I	1,041,522	$15,497,758	2,585,977	$37,275,366
Total Sales	1,041,522	$15,497,758	2,585,977	$37,275,366
Dividend Reinvestment:
Class I	430,416	$6,129,125	63,375	$920,098
Total Dividend Reinvestment	430,416	$6,129,125	63,375	$920,098
Redemptions:
Class I	(406,324)	$(6,114,459)	(1,013,660)	$(14,675,398)
Total Redemptions	(406,324)	$(6,114,459)	(1,013,660)	$(14,675,398)

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
Capital transactions for First Trust International Developed Capital Strength® were as follows:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Sales:
Class I	352,274	$5,013,535	1,336,508	$18,234,572
Total Sales	352,274	$5,013,535	1,336,508	$18,234,572
Dividend Reinvestment:
Class I	34,619	$499,899	87,047	$1,220,721
Total Dividend Reinvestment	34,619	$499,899	87,047	$ 1,220,721
Redemptions:
Class I	(454,153)	$(6,392,942)	(515,988)	$(7,065,231)
Total Redemptions	(454,153)	$(6,392,942)	(515,988)	$ (7,065,231)
Capital transactions for First Trust Growth StrengthTM were as follows:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Sales:
Class I	492,325	$6,992,610	1,184,596	$16,710,208
Total Sales	492,325	$6,992,610	1,184,596	$16,710,208
Dividend Reinvestment:
Class I	—	$—	150,548	$2,146,814
Total Dividend Reinvestment	—	$ —	150,548	$2,146,814
Redemptions:
Class I	(164,475)	$(2,352,856)	(177,287)	$(2,481,905)
Total Redemptions	(164,475)	$(2,352,856)	(177,287)	$(2,481,905)
Capital transactions for First Trust Capital Strength® Hedged Equity were as follows:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Sales:
Class I	266,112	$2,644,222	902,744	$9,062,000
Total Sales	266,112	$2,644,222	902,744	$9,062,000
Dividend Reinvestment:
Class I	3,567	$34,029	5,307	$52,187
Total Dividend Reinvestment	3,567	$34,029	5,307	$52,187
Redemptions:
Class I	(58,659)	$(586,023)	(244,395)	$(2,408,617)
Total Redemptions	(58,659)	$(586,023)	(244,395)	$(2,408,617)

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
5. Purchases and Sales of Securities
For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding U.S. Government investment securities and short-term investments, were as follows:
	Purchases	Sales
First Trust Dow Jones	$ 259,400,958	$ 293,890,968
First Trust Multi Income	3,626,668	2,771,989
First Trust Dorsey Wright	53,372,214	54,219,870
First Trust Capital Strength®	104,798,758	94,840,237
First Trust International Developed Capital Strength®	15,869,418	17,334,905
First Trust Growth StrengthTM	26,649,657	22,451,189
First Trust Capital Strength® Hedged Equity	10,733,852	8,623,884

For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of U.S. government investment securities for each Fund, excluding short-term investments, were as follows:
	Purchases	Sales
First Trust Dow Jones	$ 70,123,971	$ 71,443,066
First Trust Multi Income	652,273	384,943
First Trust Dorsey Wright	—	—
First Trust Capital Strength®	—	—
First Trust International Developed Capital Strength®	—	—
First Trust Growth StrengthTM	—	—
First Trust Capital Strength® Hedged Equity	—	—
6. Derivative Transactions
The following table presents the type of derivatives held by First Trust Capital Strength® Hedged Equity at June 30, 2026, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Options Contracts	Equity Risk	Options contracts purchased, at value	$ 10,183	Options contracts written, at value	$ 374,099
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2026, on derivative instruments held by First Trust Capital Strength® Hedged Equity, as well as the primary underlying risk exposure associated with each instrument.
Statements of Operations Location	First Trust Capital Strength® Hedged Equity
Equity Risk Exposure
Net realized gain (loss) on purchased options contracts	$(485,319)
Net realized gain (loss) on written options contracts	495,281
Net change in unrealized appreciation (depreciation) on purchased options contracts	(13,319)
Net change in unrealized appreciation (depreciation) on written options contracts	(276,141)
During the six months ended June 30, 2026, for First Trust Capital Strength® Hedged Equity, the premiums for purchased options contracts opened were $503,730, and the premiums for purchased options closed, exercised and expired were $488,828. The premiums for written options contracts opened were $557,122, and the premiums for written options closed, exercised and expired were $496,444.

Notes to Financial Statements (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
First Trust Capital Strength® Hedged Equity does not have the right to offset financial assets and liabilities related to options contracts on the Statements of Assets and Liabilities.
7. 12b-1 Service Plan
The Trust has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which provides that Class I shares of each of the Funds will be subject to an annual service fee.
First Trust Portfolios L.P. (“FTP”), an affiliate of First Trust, serves as the selling agent and distributor of shares of the Funds. FTP uses the service fee to compensate each Participating Insurance Company for providing account services to contract owners. These services include establishing and maintaining Contract owners’ accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. Each Fund may spend up to 0.25% per year of the average daily net assets of its Class I shares as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale of a Fund’s Class I shares including, without limitation, compensation of its sales force, expenses of printing and distributing the Prospectus to persons other than Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to Contract owners used in connection with the sale of a Fund’s Class I shares, certain other expenses associated with the servicing of Class I shares of a Fund, and any service-related expenses that may be authorized from time to time by the Board.
During the six months ended June 30, 2026, all service fees received by FTP were paid to the Participating Insurance Companies, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Trust’s Board and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.
8. Borrowings
The Trust, on behalf of First Trust Dow Jones and First Trust Multi Income, along with First Trust Series Fund, First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. These fees are reflected in the Statements of Operations in the “Commitment and administrative agency fees” line item. To the extent that either Fund accesses the credit line, there would also be an interest fee charged. Neither First Trust Dow Jones or First Trust Multi Income drew on the credit line during the six months ended June 30, 2026.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Funds during the six months ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Variable Insurance Trust (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Capital Strength Hedged Equity Portfolio
First Trust Capital Strength Portfolio
First Trust Dorsey Wright Tactical Core Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital Strength Portfolio
First Trust Multi Income Allocation Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
The Board, including the Independent Trustees, also unanimously approved the continuation of the Investment Sub-Advisory Agreement (the “Stonebridge Sub-Advisory Agreement”) among the Trust, on behalf of First Trust Multi Income Allocation Portfolio, the Advisor and Stonebridge Advisors LLC (“Stonebridge”); the Investment Sub-Advisory Agreement (the “Energy Income Partners Sub-Advisory Agreement”) among the Trust, on behalf of First Trust Multi Income Allocation Portfolio, the Advisor and Energy Income Partners, LLC (“Energy Income Partners”); and the Investment Sub-Advisory Agreement (the “Vest Sub-Advisory Agreement”) among the Trust, on behalf of First Trust Capital Strength Hedged Equity Portfolio, the Advisor and Vest Financial LLC (“Vest”).  The Stonebridge Sub-Advisory Agreement, the Energy Income Partners Sub-Advisory Agreement and the Vest Sub-Advisory Agreement are collectively referred to as the “Sub-Advisory Agreements.”  Stonebridge, Energy Income Partners and Vest are individually referred to as a “Sub-Advisor” and are collectively referred to as the “Sub-Advisors.”  The Sub-Advisory Agreements together with the Advisory Agreement are referred to as the “Agreements.”  The Board approved the continuation of the Agreements for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026.  The Board determined that the continuation of the Advisory Agreement is in the best interests of each Fund and the continuation of each applicable Sub-Advisory Agreement is in the best interests of First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and each of the Sub-Advisors responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Funds, by Stonebridge and Energy Income Partners to First Trust Multi Income Allocation Portfolio and by Vest to First Trust Capital Strength Hedged Equity Portfolio (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund and the sub-advisory fee rates for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor and the Sub-Advisors; the expense ratio of each Fund as compared to expense ratios of the funds in each Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Funds and the potential for the Advisor and each Sub-Advisor to realize

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
economies of scale, if any; profitability and other financial data for the Advisor; financial data for each Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisors; and information on the Advisor’s and each Sub-Advisor’s compliance programs.  The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and each of the Sub-Advisors.  Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting.  The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor continue to be reasonable business arrangements from the Funds’ perspective.  Similarly, the Board applied its business judgment to determine whether the arrangements among the Trust, the Advisor and each applicable Sub-Advisor continue to be reasonable business arrangements from the perspective of First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio.  The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements.  The Board considered that shareholders chose to invest or remain invested in the Funds knowing that the Advisor manages the Funds, knowing that Stonebridge and Energy Income Partners serve as sub-advisors for First Trust Multi Income Allocation Portfolio, knowing that Vest serves as sub-advisor for First Trust Capital Strength Hedged Equity Portfolio and knowing each Fund’s advisory fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and each Sub-Advisor under the Agreements.  With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Funds and reviewed all of the services provided by the Advisor to the Funds, including the oversight of each applicable Sub-Advisor for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio, as well as the background and experience of the persons responsible for such services.  The Board  noted that the Advisor oversees each applicable Sub-Advisor’s management of First Trust Multi Income Allocation Portfolio’s or First Trust Capital Strength Hedged Equity Portfolio’s investment portfolio, or a portion thereof, including risk monitoring and performance review.  In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisors’ and the Funds’ compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective or objectives, policies and restrictions.  The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds.  Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex.  With respect to the Sub-Advisory Agreements for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio, the Board reviewed the materials provided by each Sub-Advisor and considered the services that each Sub-Advisor provides to the applicable Fund, noting that Energy Income Partners is responsible for the day-to-day management of a portion of First Trust Multi Income Allocation Portfolio’s investments, that Stonebridge serves in a non-discretionary capacity for a portion of First Trust Multi Income Allocation Portfolio’s investments and that Vest is responsible for the day-to-day management of First Trust Capital Strength Hedged Equity Portfolio’s investments.  In considering each applicable Sub-Advisor’s services to First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio, the Board noted the background and experience of each Sub-Advisor’s portfolio management team, including the Board’s prior meetings with members of each portfolio management team.  The Board also received a presentation from representatives of Vest at the April 13, 2026 meeting.  In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Advisor and to First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio by each applicable Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor and, for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio, each applicable Sub-Advisor, have managed the Funds consistent with each Fund’s respective investment objective or objectives, policies and restrictions.
The Board considered the advisory fee rate payable by each Fund under the Advisory Agreement and, for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio, considered the sub-advisory fee rates payable under the applicable Sub-Advisory Agreements for the services provided, noting that the sub-advisory fees are paid by the Advisor from its advisory fee.  The Board considered that the Advisor agreed to extend the current expense cap for Class I shares of each Fund at least until May 1, 2028.  For each Fund, the Board noted that expenses borne by the Advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in Class I share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses and acquired fund fees and expenses for First Trust Multi Income Allocation Portfolio and First Trust/Dow Jones Dividend & Income Allocation Portfolio) exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived or

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June 30, 2026 (Unaudited)
expenses were reimbursed, or (iii) the current expense limitation.  The Board also noted that the Advisor had extended its agreement to reduce the advisory fee payable by First Trust Multi Income Allocation Portfolio through May 1, 2028, and  increased the fee waiver to 0.40% of the Fund’s average daily net assets, which is intended to offset the acquired fund fees and expenses associated with and the brokerage commissions attributable to the Fund’s investments in underlying ETFs, including ETFs in the First Trust Fund Complex.  The Board further noted that the Advisor  had agreed to reduce the advisory fee payable by First Trust Dorsey Wright Tactical Core Portfolio in the amount of 0.05% of the Fund’s average daily net assets, which is intended to offset the brokerage commissions attributable to the Fund’s investments in underlying ETFs, including ETFs in the First Trust Fund Complex.  The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisors to other fund and non-fund clients, as applicable.  With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating relevant peer groups for the Funds.  The Board also noted that not all peer funds in First Trust Multi Income Allocation Portfolio’s and First Trust Capital Strength Hedged Equity Portfolio’s Expense Groups employ an advisor/sub-advisor management structure.  The Board took these limitations into account in considering the peer data.  The Board noted that because First Trust Dorsey Wright Tactical Core Portfolio invests in underlying ETFs, including ETFs in the First Trust Fund Complex, such Fund will incur acquired fund fees and expenses, and that such acquired fund fees and expenses will change over time as assets are reallocated among the underlying ETFs.  Based on the information provided, the Board noted that the contractual advisory fee rate payable by each of First Trust Capital Strength Hedged Equity Portfolio and First Trust/Dow Jones Dividend & Income Allocation Portfolio was above the median contractual advisory fee of the peer funds in the Fund’s respective Expense Group, that the contractual advisory fee rate payable by each of First Trust Dorsey Wright Tactical Core Portfolio and First Trust Growth Strength Portfolio was equal to the median contractual advisory fee of the peer funds in the Fund’s respective Expense Group and that the contractual advisory fee rate payable by each of First Trust Capital Strength Portfolio, First Trust International Developed Capital Strength Portfolio and First Trust Multi Income Allocation Portfolio was below the median contractual advisory fee of the peer funds in the Fund’s respective Expense Group.  The Board also noted that with respect to the total (net) expense ratio of each Fund’s Class I shares, the net expense ratio (excluding acquired fund fees and expenses) of each of First Trust Dorsey Wright Tactical Core Portfolio and First Trust Multi Income Allocation Portfolio was below the median net expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Fund’s respective Expense Group and that the net expense ratio (excluding acquired fund fees and expenses) of each of the other Funds was above the median net expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Fund’s respective Expense Group.  With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability.  In considering the advisory fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Funds.  The Board noted the process it has established for monitoring the Funds’ performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds and each applicable Sub-Advisor for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio.  The Board determined that this process continues to be effective for reviewing the Funds’ performance.  The Board also received and reviewed information comparing each Fund’s performance for periods ended December 31, 2025 to the performance of the funds in the Fund’s respective Performance Universe and to that of a benchmark index or blended benchmark index, as applicable.  The Board noted the Advisor’s discussion of First Trust Capital Strength Portfolio’s, First Trust Dorsey Wright Tactical Core Portfolio’s and First Trust/Dow Jones Dividend & Income Allocation Portfolio’s performance at the April 13, 2026 meeting.
On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund and the sub-advisory fees for First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio continue to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Advisory Agreement and provided by each applicable Sub-Advisor to First Trust Multi Income Allocation Portfolio and First Trust Capital Strength Hedged Equity Portfolio under the respective Sub-Advisory Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale.  The Board noted the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff.  The Board concluded that the advisory fee rate for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels.  The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2025 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period.  The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable.  In addition,

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds.  The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP.  The Board considered the ownership interests of FTCP in Stonebridge, Energy Income Partners and Vest’s parent company and potential indirect benefits to the Advisor from such ownership interests.  The Board noted that FTP is compensated for services provided to the Funds through Rule 12b-1 distribution and service fees payable by Class I shares, and that the Advisor receives compensation from each Fund for providing fund reporting services pursuant to a separate Fund Reporting Services Agreement.  The Board also noted that the Advisor does not utilize soft dollars in connection with the Funds for which it executes portfolio trades.  In addition, the Board considered that the Advisor, as the investment advisor to certain underlying ETFs in which First Trust Dorsey Wright Tactical Core Portfolio and First Trust Multi Income Allocation Portfolio invest, will recognize additional revenue from the underlying ETFs if investment by such Funds causes the assets of the underlying ETFs to grow.  The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
With respect to the Stonebridge Sub-Advisory Agreement, the Board considered Stonebridge’s statements that Stonebridge bears a combination of fixed and variable costs related to managing First Trust Multi Income Allocation Portfolio and that Stonebridge would add resources as needed if it experiences significant asset growth in the future.  The Board noted that the Advisor pays Stonebridge from its advisory fee and its understanding that First Trust Multi Income Allocation Portfolio’s sub-advisory fee rate was the product of an arm’s length negotiation.  The Board did not review the profitability of Stonebridge with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant.  The Board considered indirect benefits that may be realized by Stonebridge from its relationship with First Trust Multi Income Allocation Portfolio, including potential indirect benefits to Stonebridge from the ownership interest of FTCP in Stonebridge.  The Board noted Stonebridge’s statement that its relationship with the Advisor has helped it build relationships with Wall Street firms that have preferred and hybrid securities trading desks, which has led to access to each of those firms’ research reports, various analysts and investment bankers on new issues.  The Board noted that Stonebridge acts as a non-discretionary manager providing model portfolio recommendations to the Advisor and does not provide trade execution services to First Trust Multi Income Allocation Portfolio.  The Board concluded that the character and amount of potential indirect benefits to Stonebridge were not unreasonable.
With respect to the Energy Income Partners Sub-Advisory Agreement, the Board considered that Energy Income Partners anticipates that its expenses will continue to rise due to additions to personnel and system upgrades.  The Board noted that the Advisor pays Energy Income Partners from its advisory fee and its understanding that First Trust Multi Income Allocation Portfolio’s sub-advisory fee rate was the product of an arm’s length negotiation.  The Board did not review the profitability of Energy Income Partners with respect to First Trust Multi Asset Income Allocation Portfolio.  The Board concluded that the profitability analysis for the Advisor was more relevant.  The Board considered indirect benefits that may be realized by Energy Income Partners from its relationship with First Trust Multi Income Allocation Portfolio, including the potential indirect benefits to Energy Income Partners from the ownership interest of FTCP in Energy Income Partners.  The Board noted that Energy Income Partners does not provide trade execution services on behalf of First Trust Multi Income Allocation Portfolio.  The Board concluded that the character and amount of potential indirect benefits to Energy Income Partners were not unreasonable.
With respect to the Vest Sub-Advisory Agreement, the Board considered Vest’s statement that it believes that the sub-advisory fee for First Trust Capital Strength Hedged Equity Portfolio is appropriate.  The Board noted Vest’s statements that it continues to invest infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to First Trust Capital Strength Hedged Equity Portfolio will remain approximately the same for the next twelve months.  The Board noted that the Advisor pays Vest from its advisory fee and its understanding that First Trust Capital Strength Hedged Equity Portfolio’s sub-advisory fee rate was the product of an arm’s length negotiation. The Board did not review the profitability of Vest with respect to First Trust Capital Strength Hedged Equity Portfolio.  The Board concluded that the profitability analysis for the Advisor was more relevant.  The Board considered the potential indirect benefits to Vest from being associated with the Advisor and First Trust Capital Strength Hedged Equity Portfolio and noted Vest’s statements that it is Vest’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions.  The Board considered the potential indirect benefits to Vest from FTCP’s controlling ownership interest in Vest’s parent company.  The Board also noted Vest’s statement that its affiliation with First Trust Capital Strength Hedged Equity Portfolio may position Vest to negotiate more favorable terms, pricing or service levels than it otherwise could and contribute to Vest’s total assets under management.  The Board also noted Vest’s statement that the foregoing may enhance its reputation and visibility among institutional investors, consultants and investment professionals.  The Board concluded that the character and amount of potential indirect benefits to Vest were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the applicable Funds.  No single factor was determinative in the Board’s analysis.

Other Information (Continued)
First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
Disclaimers
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio and the First Trust Multi Income Allocation Portfolio are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Licensor’s only relationship to First Trust is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the “Index”) which is determined, composed and calculated by Licensor, or its agent, without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating

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First Trust Variable Insurance Trust
June 30, 2026 (Unaudited)
the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of The Capital Strength™ Index, The International Capital Strength™ Index and/or The Growth Strength™ Index (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength® Portfolio, the First Trust International Developed Capital Strength® Portfolio, the First Trust Growth StrengthTM Portfolio, and the First Trust Capital Strength® Hedged Equity Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Variable Insurance Trust
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 4, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 4, 2026

* Print the name and title of each signing officer under his or her signature.